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                                                                           2000






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Nationwide(R) Variable Account - II
December 31, 2000






[LOGO-THE BEST IN AMERICA]

                                                                  ANNUAL REPORT

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                                                            [LOGO]
                                                          NATIONWIDE


                                             Nationwide Life Insurance Company
                                               Home Office: Columbus, Ohio

                                     [LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]

                              PRESIDENT'S MESSAGE

         We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-II.

         The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

         Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

         The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 2001

                         HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 31. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         23,254,381 shares (cost $179,292,973) ...........................................................  $   169,059,352

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,980,609 shares (cost $392,382,807) ...........................................................      441,534,009

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         10,915,573 shares (cost $81,181,130) ............................................................       77,609,722

      American Century VP - American Century VP International (ACVPInt)
         34,377,926 shares (cost $404,752,925) ...........................................................      351,686,188

      American Century VP - American Century VP Value (ACVPValue)
         14,687,317 shares (cost $90,479,525) ............................................................       97,964,406

      American VI Series - Growth Fund (AVISGro)
         509,178 shares (cost $26,295,872) ...............................................................       37,434,762

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         139,753 shares (cost $1,862,224) ................................................................        1,711,974

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         256,737 shares (cost $2,836,248) ................................................................        3,011,531

      Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,197,818 shares (cost $342,884,447) ...........................................................      351,518,786

      Dreyfus Stock Index Fund (DryStkIx)
         47,504,015 shares (cost $1,515,769,303) .........................................................    1,615,136,511

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         132,181 shares (cost $1,937,948) ................................................................        1,980,072

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         3,629,617 shares (cost $141,849,692) ............................................................      141,228,408

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,679,807 shares (cost $86,215,736) .............................................................       86,401,863

      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         77,340,396 shares (cost $1,706,271,773) .........................................................    1,973,726,911

      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         69,187,140 shares (cost $2,976,171,583) .........................................................    3,020,018,659

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         41,926,587 shares (cost $438,089,544) ...........................................................      342,959,481

      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         23,645,235 shares (cost $538,058,696) ...........................................................      472,668,247

      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         49,686,540 shares (cost $773,705,924) ...........................................................      794,984,639

      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         51,619,503 shares (cost $1,134,162,899) .........................................................    1,225,447,013

                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         6,246,625 shares (cost $134,269,625) ............................................................      110,815,134

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         2,534,334 shares (cost $76,144,734) .............................................................       67,261,221

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
         6,847,187 shares (cost $63,328,493) .............................................................       44,849,073

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
         1,435,892 shares (cost $48,064,242) .............................................................       43,995,729

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         1,572,030 shares (cost $11,883,018) .............................................................       10,862,730

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         10,659,840 shares (cost $120,720,608) ...........................................................      122,694,761

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         17,868,871 shares (cost $411,619,268) ...........................................................      262,315,026

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         9,010 shares (cost $66,587) .....................................................................           67,668

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT)
         237,854 shares (cost $2,018,034) ................................................................        1,748,223

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,233,627 shares (cost $344,097,628) ...........................................................      345,872,697

      Nationwide SAT - Growth Focus Fund - Turner (NSATGroF)
         344,805 shares (cost $2,318,713) ................................................................        2,058,486

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         4,352 shares (cost $37,004) .....................................................................           37,556

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
         2,526,885 shares (cost $35,226,506) .............................................................       34,239,295

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         913,797,583 shares (cost $913,797,583) ..........................................................      913,797,583

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         844,796 shares (cost $7,802,229) ................................................................        7,839,704

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         552,347 shares (cost $9,665,026) ................................................................        8,970,122

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         11,121,045 shares (cost $113,672,188) ...........................................................       96,753,091

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         17,411,459 shares (cost $384,681,809) ...........................................................      348,229,187

      Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
      (formerly Nationwide SAT - Strategic Growth Fund)
         2,611,307 shares (cost $53,576,949) .............................................................       43,426,031

      Nationwide SAT - Total Return Fund (NSATTotRe)
         74,857,980 shares (cost $1,095,406,803) .........................................................      871,346,886

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         18,294,771 shares (cost $690,538,581) ...........................................................      560,734,733

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,347,366 shares (cost $37,362,558) .............................................................       37,393,541

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         9,037,242 shares (cost $120,105,250) ............................................................      119,201,227

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         23,283,571 shares (cost $410,224,132) ...........................................................      376,495,349

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         1,285,356 shares (cost $122,935,186) ............................................................       90,964,657

      Oppenheimer Bond Fund/VA (OppBdFd)
         21,864,111 shares (cost $257,265,683) ...........................................................      245,971,243

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         7,059,610 shares (cost $336,047,462) ............................................................      329,189,638

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         26,027,907 shares (cost $696,147,464) ...........................................................      789,426,417

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         619,909 shares (cost $14,412,353) ...............................................................       13,179,265

      Oppenheimer - Multiple Strategies Fund/VA (OppMult)
         16,220,957 shares (cost $260,198,936) ...........................................................      268,456,831

      Strong Opportunity Fund II, Inc. (StOpp2)
         35,602,855 shares (cost $765,958,621) ...........................................................      852,332,352

      Strong VIF - Strong Discovery Fund II (StDisc2)
         9,922,780 shares (cost $109,765,274) ............................................................      117,882,629

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,225,537 shares (cost $44,383,087) .............................................................       41,832,815

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         5,644,091 shares (cost $56,242,113) .............................................................       58,529,219

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,781,598 shares (cost $53,187,826) .............................................................       47,929,443

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         4,383,045 shares (cost $51,907,128) .............................................................       52,903,357

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGPVenCp)
         2,586,890 shares (cost $50,484,663) .............................................................       35,233,447

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         15,378,473 shares (cost $212,318,968) ...........................................................      165,011,013

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,494,820 shares (cost $497,357,328) ...........................................................      341,853,595
                                                                                                             --------------
            Total investments ............................................................................   19,087,783,508
   Accounts receivable ...................................................................................        3,064,488
                                                                                                             --------------
            Total assets .................................................................................   19,090,847,996

Accounts Payable .........................................................................................                -
                                                                                                             --------------
Contract Owners' Equity (Note 4) ......................................................................... $ 19,090,847,996
                                                                                                             ==============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       7

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                         Total                 ACVPBal          ACVPCapAp          ACVPIncGr
Investment activity:
  Reinvested dividends ..........................  $    336,342,837          4,946,562                  -            507,320
  Mortality and expense risk charges (note 2) ...      (293,681,788)        (2,547,718)        (6,362,673)        (1,190,574)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................        42,661,049          2,398,844         (6,362,673)          (683,254)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........    14,227,790,121         38,657,943        207,564,165         33,696,879
  Cost of mutual fund shares sold ...............   (12,632,520,900)       (37,471,959)      (123,236,400)       (29,004,425)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........     1,595,269,221          1,185,984         84,327,765          4,692,454
  Change in unrealized gain (loss)
     on investments .............................    (5,003,649,641)       (13,792,135)       (71,949,602)       (14,589,166)
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............    (3,408,380,420)       (12,606,151)        12,378,163         (9,896,712)
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................     1,946,976,470          3,115,066         13,797,979                  -
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,418,742,901)        (7,092,241)        19,813,469        (10,579,966)
                                                   ================       ============      =============      =============




                                                         ACVPInt             ACVPValue         AVISGro             AVISHiYld
Investment activity:
  Reinvested dividends ..........................         599,493            675,725              1,140             16,648
  Mortality and expense risk charges (note 2) ...      (6,086,435)          (843,948)          (565,145)           (23,855)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (5,486,942)          (168,223)          (564,005)            (7,207)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     476,535,373        126,703,947          7,839,822            833,463
  Cost of mutual fund shares sold ...............    (368,103,684)      (131,978,000)        (3,598,885)          (968,362)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........     108,431,689         (5,274,053)         4,240,937           (134,899)
  Change in unrealized gain (loss)
     on investments .............................    (197,284,487)        14,392,026         (2,180,702)            73,417
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............     (88,852,798)         9,117,973          2,060,235            (61,482)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       8,963,259          1,729,062            279,311                  -
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (85,376,481)        10,678,812          1,775,541            (68,689)
                                                   ==============     ==============      =============      =============



                                                         AVISGvt              DrySRGro          DryStkIx          DryEuroEq
Investment activity:
  Reinvested dividends ..........................  $         18,356          2,910,775         17,358,217              4,001
  Mortality and expense risk charges (note 2) ...           (41,633)        (5,481,462)       (25,675,177)           (14,020)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................           (23,277)        (2,570,687)        (8,316,960)           (10,019)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........         1,047,765         64,620,243        512,020,192         25,953,251
  Cost of mutual fund shares sold ...............        (1,076,744)       (48,400,745)      (350,569,645)       (25,953,871)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........           (28,979)        16,219,498        161,450,547               (620)
  Change in unrealized gain (loss)
     on investments .............................           355,766        (62,886,177)      (379,329,471)            42,124
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............           326,787        (46,666,679)      (217,878,924)            41,504
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................                 -                  -         26,620,604             21,380
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $        303,510        (49,237,366)      (199,575,280)            52,865
                                                   ================       ============      =============      =============



                                                          DryAp              DryGrInc         FidVIPEI           FidVIPGr
Investment activity:
  Reinvested dividends ..........................         940,865            549,542         38,829,214          4,266,552
  Mortality and expense risk charges (note 2) ...      (2,211,671)        (1,282,183)       (27,456,577)       (49,865,025)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (1,270,806)          (732,641)        11,372,637        (45,598,473)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     118,601,893         32,949,376        682,979,109        851,570,151
  Cost of mutual fund shares sold ...............    (100,296,275)       (28,315,551)      (532,556,353)      (535,099,742)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........      18,305,618          4,633,825        150,422,756        316,470,409
  Change in unrealized gain (loss)
     on investments .............................     (22,870,820)       (11,855,217)      (198,469,780)    (1,116,288,993
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............      (4,565,202)        (7,221,392)       (48,047,024)      (799,818,584)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       1,595,808          3,140,839        146,286,807        424,521,957
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (4,240,200)        (4,813,194)       109,612,420       (420,895,100)
                                                   ==============     ==============      =============      =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                         FidVIPHI          FidVIPOv      FidVIPAM        FidVIPCon
Investment activity:
  Reinvested dividends .............................. $  38,902,379       9,681,807      32,748,330       5,252,803
  Mortality and expense risk charges (note 2) .......    (6,528,204)     (8,011,526)    (12,355,587)    (19,034,374)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................    32,374,175       1,670,281      20,392,743     (13,781,571)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............   322,570,744     782,703,829     236,635,022     295,680,020
  Cost of mutual fund shares sold ...................  (367,611,353)   (770,972,116)   (210,670,183)   (190,692,946)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............   (45,040,609)     11,731,713      25,964,839     104,987,074
  Change in unrealized gain (loss)
     on investments .................................  (102,409,099)   (198,181,756)   (170,721,604)   (392,414,348)
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................  (147,449,708)   (186,450,043)   (144,756,765)   (287,427,274)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -      60,969,217      77,152,846     190,676,735
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $(115,075,533)   (123,810,545)    (47,211,176)   (110,532,110)
                                                       ============    ============    ============    ============



                                                           FidVIPGrOp       JanCapAp        JanGlTech       JanIntGro
Investment activity:
  Reinvested dividends ..............................       2,124,444         481,422         281,670       1,449,874
  Mortality and expense risk charges (note 2) .......      (1,952,833)       (476,847)       (366,503)       (311,550)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................         171,611           4,575         (84,833)      1,138,324
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............     111,933,140      57,605,679      22,816,827      74,533,541
  Cost of mutual fund shares sold ...................    (114,214,972)    (62,436,374)    (25,949,533)    (80,669,319)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............      (2,281,832)     (4,830,695)     (3,132,706)     (6,135,778)
  Change in unrealized gain (loss)
     on investments .................................     (36,526,452)     (8,883,513)    (18,479,419)     (4,068,513)
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................     (38,808,284)    (13,714,208)    (21,612,125)    (10,204,291)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................      10,773,968               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     (27,862,705)    (13,709,633)    (21,696,958)     (9,065,967)
                                                         ============     ===========     ===========     ===========


                                                          MSEmMkt           MSUSRE       NSATCapAp       NSATEmMkt
Investment activity:
  Reinvested dividends .............................. $   1,120,635      32,961,715         741,998               -
  Mortality and expense risk charges (note 2) .......      (142,805)     (1,483,148)     (5,394,397)         (1,513)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................       977,830      31,478,567      (4,652,399)         (1,513)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............    32,212,921     223,583,091     237,350,897       3,350,319
  Cost of mutual fund shares sold ...................   (31,758,958)   (226,369,983)   (225,246,208)     (3,500,839)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............       453,963      (2,786,892)     12,104,689        (150,520)
  Change in unrealized gain (loss)
     on investments .................................      (673,802)     19,366,953    (177,949,935)          1,081
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................      (219,839)     16,580,061    (165,845,246)       (149,439)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -         601,441      59,008,658               -
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $     757,991      48,660,069    (111,488,987)       (150,952)
                                                       ============    ============    ============    ============



                                                            NSATGlobT       NSATGvtBd        NSATGroF       NSATIntGr
Investment activity:
  Reinvested dividends ..............................               -      18,718,871               -               -
  Mortality and expense risk charges (note 2) .......          (7,094)     (4,295,799)         (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................          (7,094)     14,423,072          (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............      11,096,125     178,575,142      14,312,836       1,998,628
  Cost of mutual fund shares sold ...................     (11,762,917)   (190,997,578)    (14,785,154)     (2,043,434)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............        (666,792)    (12,422,436)       (472,318)        (44,806)
  Change in unrealized gain (loss)
     on investments .................................        (269,811)     30,923,586        (260,227)            552
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................        (936,603)     18,501,150        (732,545)        (44,254)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................          37,037               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........        (906,660)     32,924,222        (738,896)        (45,673)
                                                         ============     ===========     ===========     ===========

                                                                     (Continued)
                                       9

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                     NSATMidCap         NSATMyMkt      NSATMSecBd         NSATSmCapG

Investment activity:
  Reinvested dividends ..........................  $       93,067       59,145,026          186,910                -
  Mortality and expense risk charges (note 2) ...        (125,260)     (13,693,133)         (23,638)         (58,586)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................         (32,193)      45,451,893          163,272          (58,586)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........      41,563,515    4,404,623,519        7,239,400       17,108,484
  Cost of mutual fund shares sold ...............     (43,050,535)  (4,404,623,519)      (7,226,649)     (19,196,558)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........      (1,487,020)               -           12,751       (2,088,074)
  Change in unrealized gain (loss)
     on investments .............................        (987,211)               -           37,475         (694,904)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (2,474,231)               -           50,226       (2,782,978)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       1,086,470                -                -           31,939
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $   (1,419,954)      45,451,893          213,498       (2,809,625)
                                                   ==============   ==============   ==============   ==============


                                                      NSATSmCapV        NSATSmCo         NSATStMCap       NSATTotRe

Investment activity:
  Reinvested dividends ..........................                -           97,333                -        6,105,311
  Mortality and expense risk charges (note 2) ...         (985,007)      (4,969,785)        (186,031)     (13,406,938)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (985,007)      (4,872,452)        (186,031)      (7,301,627)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       91,890,544      234,924,022       15,812,523      312,639,339
  Cost of mutual fund shares sold ...............      (90,820,810)    (157,269,712)     (16,787,763)    (200,114,028)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........        1,069,734       77,654,310         (975,240)     112,525,311
  Change in unrealized gain (loss)
     on investments .............................      (14,334,385)    (111,734,964)     (10,150,918)    (463,580,827)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (13,264,651)     (34,080,654)     (11,126,158)    (351,055,516)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       17,275,169       60,835,212          326,797      324,128,385
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        3,025,511       21,882,106      (10,985,392)     (34,228,758)
                                                    ==============   ==============   ==============   ==============


                                                     NBAMTGro           NBAMTGuard      NBAMTLMat         NBAMTPart
Investment activity:
  Reinvested dividends ..........................  $            -          236,166        8,603,739        3,642,418
  Mortality and expense risk charges (note 2) ...      (9,756,290)        (536,107)      (1,623,846)      (5,802,124)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................      (9,756,290)        (299,941)       6,979,893       (2,159,706)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........     445,570,447       37,488,289       58,002,961      206,291,687
  Cost of mutual fund shares sold ...............    (284,347,667)     (35,122,191)     (61,925,638)    (253,175,462)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........     161,222,780        2,366,098       (3,922,677)     (46,883,775)
  Change in unrealized gain (loss)
     on investments .............................    (316,766,270)      (2,749,827)       3,046,369      (34,016,160)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............    (155,543,490)        (383,729)        (876,308)     (80,899,935)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................      58,133,678                -                -       77,462,093
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (107,166,102)        (683,670)       6,103,585       (5,597,548)
                                                   ==============   ==============   ==============   ==============



                                                      OppAggGro         OppBdFd           OppCapAp        OppGlSec
Investment activity:
  Reinvested dividends ..........................                -       21,310,736          353,922        2,311,484
  Mortality and expense risk charges (note 2) ...         (599,214)      (3,492,774)      (4,389,570)     (11,809,389)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (599,214)      17,817,962       (4,035,648)      (9,497,905)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       93,015,615       72,553,356       88,674,800      238,995,506
  Cost of mutual fund shares sold ...............      (97,005,816)     (76,056,854)     (68,915,331)    (150,843,855)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........       (3,990,201)      (3,503,498)      19,759,469       88,151,651
  Change in unrealized gain (loss)
     on investments .............................      (31,970,529)      (2,972,753)     (46,441,022)    (176,946,955)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (35,960,730)      (6,476,251)     (26,681,553)     (88,795,304)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................                -                -       18,886,990      129,198,733
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (36,559,944)      11,341,711      (11,830,211)      30,905,524
                                                    ==============   ==============   ==============   ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000



                                                     OppGrInc       OppMult         StOpp2         StDisc2
Investment activity:
  Reinvested dividends ..........................  $          -     13,317,855              -              -
  Mortality and expense risk charges (note 2) ...       (63,915)    (3,835,851)   (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------
     Net investment activity ....................       (63,915)     9,482,004    (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........     3,549,589     69,088,813    194,152,314     45,618,740
  Cost of mutual fund shares sold ...............    (3,620,088)   (57,399,651)  (134,035,263)   (46,277,379)
                                                   ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........       (70,499)    11,689,162     60,117,051       (658,639)
  Change in unrealized gain (loss)
     on investments .............................    (1,233,088)   (26,097,733)  (113,708,446)     7,774,816
                                                   ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (1,303,587)   (14,408,571)   (53,591,395)     7,116,177
                                                   ------------   ------------   ------------   ------------
  Reinvested capital gains ......................             -     19,342,890    109,148,007              -
                                                   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,367,502)    14,416,323     43,488,926      5,331,450
                                                   ============   ============   ============   ============

                                                      StIntStk2        VEWrldBd     VEWrldEMkt      VEWrldHAs
Investment activity:
  Reinvested dividends ..........................              -      3,243,259              -        725,801
  Mortality and expense risk charges (note 2) ...     (1,113,146)      (790,747)    (1,415,017)      (749,194)
                                                    ------------   ------------   ------------   ------------
     Net investment activity ....................     (1,113,146)     2,452,512     (1,415,017)       (23,393)
                                                    ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    610,439,947     89,550,740    324,041,854    117,151,097
  Cost of mutual fund shares sold ...............   (613,014,036)   (98,419,663)  (327,865,067)  (112,165,623)
                                                    ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........     (2,574,089)    (8,868,923)    (3,823,213)     4,985,474
  Change in unrealized gain (loss)
     on investments .............................    (24,695,898)     6,299,160    (39,685,719)      (988,569)
                                                    ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (27,269,987)    (2,569,763)   (43,508,932)     3,996,905
                                                    ------------   ------------   ------------   ------------
  Reinvested capital gains ......................              -              -              -              -
                                                    ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (28,383,133)      (117,251)   (44,923,949)     3,973,512
                                                    ============   ============   ============   ============


                                                     WPGPVenCp       WPIntEq       WPSmCoGr

Investment activity:
  Reinvested dividends ..........................    $        -        879,452              -
  Mortality and expense risk charges (note 2) ...      (729,116)    (3,093,430)    (6,563,221)
                                                   -----------    ------------  -------------
     Net investment activity ....................      (729,116)    (2,213,978)    (6,563,221)
                                                   ------------   ------------  -------------

  Proceeds from mutual funds shares sold ........    91,370,015    166,346,774    361,553,898
  Cost of mutual fund shares sold ...............   (78,711,554)  (127,687,849)  (220,529,831)
                                                   ------------   ------------  -------------
     Realized gain (loss) on investments ........    12,658,461     38,658,925    141,024,067
  Change in unrealized gain (loss)
     on investments .............................   (27,569,954)  (123,736,849)  (312,564,956)
                                                   ------------   ------------   ------------
     Net gain (loss) on investments .............   (14,911,493)   (85,077,924)  (171,540,889)
                                                   ------------   ------------   ------------
  Reinvested capital gains ......................     4,611,094     21,145,657     76,071,382
                                                   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $(11,029,515)   (66,146,245)  (102,032,728)
                                                   ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 and 1999


                                                               Total                                   ACVPBal
                                                     2000              1999               2000                   1999
Investment activity:
  Net investment income ................   $     42,661,049          61,492,306           2,398,844           1,190,939
  Realized gain (loss) on investments ..      1,595,269,221       1,344,241,413           1,185,984           2,061,496
  Change in unrealized gain (loss)
     on investments ....................     (5,003,649,641)      1,709,941,913         (13,792,135)        (14,059,807)
  Reinvested capital gains .............      1,946,976,470         890,110,382           3,115,066          27,539,149
                                           ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,418,742,901)      4,005,786,014          (7,092,241)         16,731,777
                                           ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,059,364,499       1,492,378,564           8,527,067          15,664,882
  Transfers between funds ..............                  -                   -          (7,015,872)        (11,222,326)
  Redemptions ..........................     (3,887,748,475)     (2,712,438,299         (31,482,743)        (22,586,889)
  Annuity benefits .....................         (4,060,823)         (2,862,882)            (37,053)            (20,482)
  Annual contract maintenance charges
     (note 2) ..........................         (8,168,521)         (8,399,835)            (69,439)            (77,891)
  Contingent deferred sales charges
     (note 2) ..........................        (43,763,514)        (32,704,996)           (340,810)           (291,236)
  Adjustments to maintain reserves .....        (21,377,185)            911,942              (4,311)               (340)
                                           ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........     (2,905,754,019)     (1,263,115,506         (30,423,161)        (18,534,282)
                                           ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..     (4,324,496,920)      2,742,670,508         (37,515,402)         (1,802,505)
Contract owners' equity beginning
  of period ............................     23,415,344,916      20,672,674,408         206,570,508         208,373,013
                                           ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..   $ 19,090,847,996      23,415,344,916         169,055,106         206,570,508
                                           ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................        861,079,261         896,664,775          10,612,205          11,603,438
                                           ----------------    ----------------    ----------------    ----------------
  Units purchased ......................        686,223,855         689,982,909           1,357,021           2,684,192
  Units redeemed .......................       (775,444,668)       (725,568,423)         (2,924,377)         (3,675,425)
                                           ----------------    ----------------    ----------------    ----------------
  Ending units .........................        771,858,448         861,079,261           9,044,849          10,612,205
                                           ================    ================    ================    ================


                                                          ACVPCapAp                                ACVPIncGr
                                                     2000               1999               2000                 1999
Investment activity:
  Net investment income ................          (6,362,673)         (3,500,987)           (683,254)           (871,103)
  Realized gain (loss) on investments ..          84,327,765            (540,542)          4,692,454           4,064,311
  Change in unrealized gain (loss)
     on investments ....................         (71,949,602)        147,944,253         (14,589,166)          7,240,752
  Reinvested capital gains .............          13,797,979                   -                   -                   -
                                            ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          19,813,469         143,902,724         (10,579,966)         10,433,960
                                            ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          16,247,133          15,321,810           7,275,267          11,461,943
  Transfers between funds ..............         114,306,526          10,543,287          11,636,255          30,819,145
  Redemptions ..........................         (86,494,032)        (41,284,239)        (14,382,558)         (7,460,786)
  Annuity benefits .....................             (79,237)            (48,809)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................            (229,741)           (188,703)            (28,774)            (17,447)
  Contingent deferred sales charges
     (note 2) ..........................            (884,203)           (395,615)           (152,567)           (100,849)
  Adjustments to maintain reserves .....             (76,088)             10,726               2,019              (6,972)
                                            ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........          42,790,358         (16,041,543)          4,349,642          34,695,034
                                            ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..          62,603,827         127,861,181          (6,230,324)         45,128,994
Contract owners' equity beginning
  of period ............................         378,916,485         251,055,304          83,843,064          38,714,070
                                            ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..         441,520,312         378,916,485          77,612,740          83,843,064
                                            ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................          13,411,163          14,003,877           6,653,902           3,577,113
                                            ----------------    ----------------    ----------------    ----------------
  Units purchased ......................          16,993,215          12,210,100           6,142,015           8,445,413
  Units redeemed .......................         (15,337,655)        (12,802,814)         (5,811,117)         (5,368,624)
                                            ----------------    ----------------    ----------------    ----------------
  Ending units .........................          15,066,723          13,411,163           6,984,800           6,653,902
                                            ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                       ACVPInt                            ACVPValue
                                               2000                1999            2000              1999
Investment activity:
  Net investment income ................   $  (5,486,942)      (4,261,532)        (168,223)        (393,103)
  Realized gain (loss) on investments ..     108,431,689       40,350,220       (5,274,053)      (4,133,643)
  Change in unrealized gain (loss)
     on investments ....................    (197,284,487)     134,123,037       14,392,026       (5,054,394)
  Reinvested capital gains .............       8,963,259                -        1,729,062        5,607,994
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (85,376,481)     170,211,725       10,678,812       (3,973,146)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      22,841,373       17,432,902        3,770,820        6,230,196
  Transfers between funds ..............      44,636,984         (423,845)      34,964,668       (4,726,693)
  Redemptions ..........................     (73,855,111)     (34,126,117)      (9,545,139)      (7,852,378)
  Annuity benefits .....................        (112,426)         (33,416)         (30,410)         (27,070)
  Annual contract maintenance charges
     (note 2) ..........................        (115,576)         (86,416)         (19,067)         (22,403)
  Contingent deferred sales charges
     (note 2) ..........................        (831,697)        (455,988)        (147,698)        (124,598)
  Adjustments to maintain reserves .....          (7,746)             316          (13,188)           5,851
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      (7,444,199)     (17,692,564)      28,979,986       (6,517,095)

Net change in contract owners' equity ..     (92,820,680)     152,519,161       39,658,798      (10,490,241)
Contract owners' equity beginning
  of period ............................     444,496,938      291,977,777       58,294,950       68,785,191
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 351,676,258      444,496,938       97,953,748       58,294,950
                                           =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................      17,059,506       18,142,149        4,565,160        5,268,607
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      29,205,948       29,429,541       18,040,408        8,342,163
  Units redeemed .......................     (29,824,528)     (30,512,184)     (16,024,447)      (9,045,610)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      16,440,926       17,059,506        6,581,121        4,565,160
                                           =============    =============    =============    =============



                                                         AVISGro                       AVISHiYld
                                                  2000               1999         2000                1999
Investment activity:
  Net investment income ................         (564,005)        (387,082)          (7,207)         196,728
  Realized gain (loss) on investments ..        4,240,937        3,946,254         (134,899)         (65,704)
  Change in unrealized gain (loss)
     on investments ....................       (2,180,702)       6,534,190           73,417          (26,416)
  Reinvested capital gains .............          279,311        5,600,035                -                -
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        1,775,541       15,693,397          (68,689)         104,608
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          546,412          476,394           51,406           58,162
  Transfers between funds ..............          (15,243)          98,674          (88,959)         (48,450)
  Redemptions ..........................       (6,436,507)      (5,784,308)        (314,108)        (591,479)
  Annuity benefits .....................             (871)            (608)          (6,447)          (6,533)
  Annual contract maintenance charges
     (note 2) ..........................          (13,351)         (14,293)          (1,028)          (1,519)
  Contingent deferred sales charges
     (note 2) ..........................           (8,022)         (17,393)            (566)          (1,150)
  Adjustments to maintain reserves .....            2,077            1,323              212              181
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........       (5,925,505)      (5,240,211)        (359,490)        (590,788)

Net change in contract owners' equity ..       (4,149,964)      10,453,186         (428,179)        (486,180)
Contract owners' equity beginning
  of period ............................       41,586,375       31,133,189        2,140,325        2,626,505
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       37,436,411       41,586,375        1,712,146        2,140,325
                                            =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................          635,473          740,145           78,579          100,976
                                            -------------    -------------    -------------    -------------
  Units purchased ......................           23,527           61,602           18,384           15,188
  Units redeemed .......................         (105,616)        (166,274)         (31,344)         (37,585)
                                            -------------    -------------    -------------    -------------
  Ending units .........................          553,384          635,473           65,619           78,579
                                            =============    =============    =============    =============

                                                                     (Continued)
                                       13

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           AVISGvt                           DrySRGro
                                                  2000              1999              2000               1999
Investment activity:
  Net investment income ................   $      (23,277)          193,869        (2,570,687)       (4,305,027)
  Realized gain (loss) on investments ..          (28,979)          (18,549)       16,219,498        29,749,707
  Change in unrealized gain (loss)
     on investments ....................          355,766          (252,264)      (62,886,177)       43,395,270
  Reinvested capital gains .............                -                 -                 -        13,095,806
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          303,510           (76,944)      (49,237,366)       81,935,756
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................           64,579           172,875        31,950,463        36,723,685
  Transfers between funds ..............         (157,775)         (177,069)       33,742,334        39,965,200
  Redemptions ..........................         (719,337)         (859,084)      (57,231,777)      (30,265,730)
  Annuity benefits .....................           (4,917)           (4,989)          (73,180)           (9,832)
  Annual contract maintenance charges
     (note 2) ..........................           (2,259)           (3,011)         (189,350)         (155,033)
  Contingent deferred sales charges
     (note 2) ..........................           (1,067)           (3,094)         (821,264)         (415,490)
  Adjustments to maintain reserves .....              178                48           190,260            33,290
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........         (820,598)         (874,324)        7,567,486        45,876,090
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..         (517,088)         (951,268)      (41,669,880)      127,811,846
Contract owners' equity beginning

  of period ............................        3,528,760         4,480,028       393,191,060       265,379,214
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $    3,011,672         3,528,760       351,521,180       393,191,060
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          169,204           211,100        11,427,105         9,911,415
                                           --------------    --------------    --------------    --------------
  Units purchased ......................            9,498            10,867         5,118,572         9,520,576
  Units redeemed .......................          (47,876)          (52,763)       (4,923,748)       (8,004,886)
                                           --------------    --------------    --------------    --------------
  Ending units .........................          130,826           169,204        11,621,929        11,427,105
                                           ==============    ==============    ==============    ==============


                                                           DryStkIx                            DryEuroEq
                                                  2000                1999             2000               1999
Investment activity:
  Net investment income ................        (8,316,960)       (5,404,190)          (10,019)              -
  Realized gain (loss) on investments ..       161,450,547       168,282,101              (620)              -
  Change in unrealized gain (loss)
     on investments ....................      (379,329,471)      151,537,337            42,124               -
  Reinvested capital gains .............        26,620,604        18,032,609            21,380               -
                                            --------------    --------------    --------------     -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (199,575,280)      332,447,857            52,865               -
                                            --------------    --------------    --------------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       107,650,090       171,990,917           138,387               -
  Transfers between funds ..............       (84,306,975)       49,562,572         1,905,481               -
  Redemptions ..........................      (289,969,176)     (186,725,313)         (113,891)              -
  Annuity benefits .....................          (501,706)         (229,153)                -               -
  Annual contract maintenance charges
     (note 2) ..........................          (654,662)         (630,539)             (168)              -
  Contingent deferred sales charges
     (note 2) ..........................        (4,069,893)       (2,694,935)           (2,605)              -
  Adjustments to maintain reserves .....           (36,987)           59,782                18               -
                                            --------------    --------------    --------------     -----------
       Net equity transactions .........      (271,889,309)       31,333,331         1,927,222               -
                                            --------------    --------------    --------------     -----------

Net change in contract owners' equity ..      (471,464,589)      363,781,188         1,980,087               -
Contract owners' equity beginning
  of period ............................     2,086,553,420     1,722,772,232                 -               -
                                            --------------    --------------    --------------     -----------
Contract owners' equity end of period ..     1,615,088,831     2,086,553,420         1,980,087               -
                                            ==============    ==============    ==============     ===========


CHANGES IN UNITS:
  Beginning units ......................        64,392,991        63,254,423                 -               -
                                            --------------    --------------    --------------     -----------
  Units purchased ......................        25,502,607        43,689,423           310,046               -
  Units redeemed .......................       (34,242,954)      (42,550,855)          (96,435)              -
                                            --------------    --------------    --------------     -----------
  Ending units .........................        55,652,644        64,392,991           213,611               -
                                            ==============    ==============    ==============     ===========


                                                                    (Continued)
                                       14

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           DryAp                            DryGrInc
                                                2000                1999            2000              1999
Investment activity:
  Net investment income ................   $   (1,270,806)       (1,571,464)         (732,641)         (592,754)
  Realized gain (loss) on investments ..       18,305,618        10,117,508         4,633,825         1,423,237
  Change in unrealized gain (loss)
     on investments ....................      (22,870,820)        8,792,210       (11,855,217)        8,259,646
  Reinvested capital gains .............        1,595,808           755,817         3,140,839         2,649,264
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (4,240,200)       18,094,071        (4,813,194)       11,739,393
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       10,844,689        22,276,022         7,186,203        10,108,825
  Transfers between funds ..............      (35,364,746)       18,125,447         8,087,970        (7,158,428)
  Redemptions ..........................      (30,678,960)      (23,965,643)      (11,406,410)       (7,431,820)
  Annuity benefits .....................          (37,828)           (4,604)             (306)             (283)
  Annual contract maintenance charges
     (note 2) ..........................          (56,528)          (56,458)          (40,569)          (35,834)
  Contingent deferred sales charges
     (note 2) ..........................         (397,911)         (280,455)         (165,319)         (139,243)
  Adjustments to maintain reserves .....         (158,189)            3,538             3,330              (542)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      (55,849,473)       16,097,847         3,664,899        (4,657,325)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (60,089,673)       34,191,918        (1,148,295)        7,082,068
Contract owners' equity beginning
  of period ............................      201,392,760       167,200,842        87,553,377        80,471,309
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  141,303,087       201,392,760        86,405,082        87,553,377
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       13,989,497        12,773,311         6,013,078         6,372,854
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        3,410,945        14,746,016         3,875,318         2,338,553
  Units redeemed .......................       (7,393,465)      (13,529,830)       (3,637,253)       (2,698,329)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       10,006,977        13,989,497         6,251,143         6,013,078
                                           ==============    ==============    ==============    ==============


                                                        FidVIPEI                           FidVIPGr
                                                 2000                1999            2000             1999
Investment activity:
  Net investment income ................       11,372,637         3,944,086       (45,598,473)      (38,370,369)
  Realized gain (loss) on investments ..      150,422,756       220,235,637       316,470,409       306,302,034
  Change in unrealized gain (loss)
     on investments ....................     (198,469,780)     (183,694,303)   (1,116,288,993       422,649,010
  Reinvested capital gains .............      146,286,807        87,570,939       424,521,957       318,968,052
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      109,612,420       128,056,359      (420,895,100)    1,009,548,727
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       74,208,838       133,956,568       161,308,102       192,599,641
  Transfers between funds ..............     (275,599,024)     (257,984,591)       68,932,029       287,973,979
  Redemptions ..........................     (362,107,576)     (285,072,997)     (634,373,968)     (404,893,606)
  Annuity benefits .....................         (337,884)         (355,833)         (792,975)         (529,423)
  Annual contract maintenance charges
     (note 2) ..........................         (774,364)       (1,004,069)       (1,454,322)       (1,369,566)
  Contingent deferred sales charges
     (note 2) ..........................       (3,793,102)       (3,142,474)       (6,523,265)       (4,094,967)
  Adjustments to maintain reserves .....            3,130           (83,996)          171,181           525,987
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (568,399,982)     (413,687,392)     (412,733,218)       70,212,045
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (458,787,562)     (285,631,033)     (833,628,318)    1,079,760,772
Contract owners' equity beginning
  of period ............................    2,432,567,707     2,718,198,740     3,853,864,375     2,774,103,603
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,973,780,145     2,432,567,707     3,020,236,057     3,853,864,375
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       78,576,059        91,172,544        67,613,846        64,499,645
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,120,451        16,870,137        25,906,143        47,952,818
  Units redeemed .......................      (32,766,918)      (29,466,622)      (33,148,827)      (44,838,617)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       59,929,592        78,576,059        60,371,162        67,613,846
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       15

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                        FidVIPHI                           FidVIPOv
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................   $   32,374,175        60,462,535         1,670,281           784,852
  Realized gain (loss) on investments ..      (45,040,609)      (66,270,521)       11,731,713        88,469,989
  Change in unrealized gain (loss)
     on investments ....................     (102,409,099)       53,535,570      (198,181,756)      113,547,668
  Reinvested capital gains .............             --           2,613,715        60,969,217        13,882,800
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (115,075,533)       50,341,299      (123,810,545)      216,685,309
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       16,996,455        35,505,524        22,740,985        24,533,268
  Transfers between funds ..............      (90,405,155)     (102,694,090)      (26,568,275)      (42,115,481)
  Redemptions ..........................      (88,661,923)      (90,093,350)     (101,162,133)      (74,075,264)
  Annuity benefits .....................          (80,581)          (76,714)         (133,225)         (144,693)
  Annual contract maintenance charges
     (note 2) ..........................         (148,743)         (206,545)         (245,840)         (271,726)
  Contingent deferred sales charges
     (note 2) ..........................       (1,058,548)       (1,174,747)         (808,148)         (696,469)
  Adjustments to maintain reserves .....           25,594            42,255             6,161           (24,739)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (163,332,901)     (158,697,667)     (106,170,475)      (92,795,104)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (278,408,434)     (108,356,368)     (229,981,020)      123,890,205
Contract owners' equity beginning
  of period ............................      621,394,463       729,750,831       702,663,598       578,773,393
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  342,986,029       621,394,463       472,682,578       702,663,598
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       31,737,438        39,409,948        26,744,723        30,878,367
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,726,507        29,142,954        37,692,359        60,027,794
  Units redeemed .......................      (23,612,807)      (36,815,464)      (41,881,631)      (64,161,438)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       22,851,138        31,737,438        22,555,451        26,744,723
                                           ==============    ==============    ==============    ==============

                                                        FidVIPAM                              FidVIPCon
                                                 2000                1999             2000                 1999
Investment activity:
  Net investment income ................        20,392,743        22,728,341       (13,781,571)      (12,347,046)
  Realized gain (loss) on investments ..        25,964,839        32,473,200       104,987,074       102,974,330
  Change in unrealized gain (loss)
     on investments ....................      (170,721,604)       (3,889,803)     (392,414,348)      146,364,701
  Reinvested capital gains .............        77,152,846        47,220,126       190,676,735        44,723,057
                                            --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (47,211,176)       98,531,864      (110,532,110)      281,715,042
                                            --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        33,846,064        52,275,799        68,639,346       103,519,454
  Transfers between funds ..............       (67,391,149)      (73,018,699)      (39,246,228)       42,356,473
  Redemptions ..........................      (185,379,446)     (150,918,856)     (217,473,510)     (122,041,395)
  Annuity benefits .....................          (184,847)         (255,336)         (232,101)         (168,876)
  Annual contract maintenance charges
     (note 2) ..........................          (437,360)         (524,651)         (468,015)         (454,566)
  Contingent deferred sales charges
     (note 2) ..........................        (1,401,511)       (1,398,199)       (3,071,977)       (1,734,705)
  Adjustments to maintain reserves .....          (134,924)          (97,914)          204,524            86,354
                                            --------------    --------------    --------------    --------------
       Net equity transactions .........      (221,083,173)     (173,937,856)     (191,647,961)       21,562,739
                                            --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (268,294,349)      (75,405,992)     (302,180,071)      303,277,781
Contract owners' equity beginning
  of period ............................     1,063,152,296     1,138,558,288     1,527,826,708     1,224,548,927
                                            --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       794,857,947     1,063,152,296     1,225,646,637     1,527,826,708
                                            ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        41,605,682        48,514,422        59,904,173        58,858,858
                                            --------------    --------------    --------------    --------------
  Units purchased ......................         2,775,219         4,741,520        13,582,884        26,878,983
  Units redeemed .......................       (11,341,315)      (11,650,260)      (21,331,610)      (25,833,668)
                                            --------------    --------------    --------------    --------------
  Ending units .........................        33,039,586        41,605,682        52,155,447        59,904,173
                                            ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                         FidVIPGrOp                       JanCapAp
                                                  2000           1999           2000             1999
Investment activity:
  Net investment income ................   $     171,611         (805,446)           4,575        --
  Realized gain (loss) on investments ..      (2,281,832)       9,418,372       (4,830,695)       --
  Change in unrealized gain (loss)
     on investments ....................     (36,526,452)      (6,734,513)      (8,883,513)       --
  Reinvested capital gains .............      10,773,968        3,184,549             --          --
                                           -------------    -------------    -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (27,862,705)       5,062,962      (13,709,633)       --
                                           -------------    -------------    -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................      10,981,617       26,824,322        5,945,786        --
  Transfers between funds ..............     (29,971,684)      11,054,415       80,885,718        --
  Redemptions ..........................     (25,445,667)     (17,960,167)      (5,787,914)       --
  Annuity benefits .....................          (1,659)             (80)            --          --
  Annual contract maintenance charges
     (note 2) ..........................         (55,536)         (54,925)          (8,638)       --
  Contingent deferred sales charges
     (note 2) ..........................        (370,032)        (249,977)         (79,495)       --
  Adjustments to maintain reserves .....        (146,787)          31,463          (56,978)       --
                                           -------------    -------------    -------------    --------
       Net equity transactions .........     (45,009,748)      19,645,051       80,898,479        --
                                           -------------    -------------    -------------    --------

Net change in contract owners' equity ..     (72,872,453)      24,708,013       67,188,846        --
Contract owners' equity beginning
  of period ............................     183,537,138      158,829,125             --          --
                                           -------------    -------------    -------------    --------
Contract owners' equity end of period ..   $ 110,664,685      183,537,138       67,188,846        --
                                           =============    =============    =============    ========


CHANGES IN UNITS:
  Beginning units ......................      13,267,253       11,808,914             --          --
                                           -------------    -------------    -------------    --------
  Units purchased ......................       8,008,606       12,052,639       12,761,083        --
  Units redeemed .......................     (11,490,442)     (10,594,300)      (4,215,368)       --
                                           -------------    -------------    -------------    --------
  Ending units .........................       9,785,417       13,267,253        8,545,715           -
                                           =============    =============    =============    ========

                                                     JanGITech                  JanIntGro
                                                  2000        1999          2000          1999
Investment activity:
  Net investment income ................         (84,833)       --         1,138,324        --
  Realized gain (loss) on investments ..      (3,132,706)       --        (6,135,778)       --
  Change in unrealized gain (loss)
     on investments ....................     (18,479,419)       --        (4,068,513)       --
  Reinvested capital gains .............            --          --              --          --
                                           -------------    --------   -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (21,696,958)       --        (9,065,967)       --
                                           -------------    --------   -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,043,794        --         3,791,484        --
  Transfers between funds ..............      67,987,874        --        56,127,529        --
  Redemptions ..........................      (5,408,156)       --        (6,785,812)       --
  Annuity benefits .....................            --          --              --          --
  Annual contract maintenance charges
     (note 2) ..........................          (7,030)       --            (6,286)       --
  Contingent deferred sales charges
     (note 2) ..........................         (75,417)       --           (69,288)       --
  Adjustments to maintain reserves .....         (62,618)       --           (50,768)       --
                                           -------------    --------   -------------    --------
       Net equity transactions .........      66,478,447        --        53,006,859        --
                                           -------------    --------   -------------    --------

Net change in contract owners' equity ..      44,781,489        --        43,940,892        --
Contract owners' equity beginning
  of period ............................            --          --              --          --
                                           -------------    --------   -------------    --------
Contract owners' equity end of period ..      44,781,489        --        43,940,892        --
                                           =============    ========   =============    ========

CHANGES IN UNITS:
  Beginning units ......................            --          --              --          --
                                           -------------    --------   -------------    --------
  Units purchased ......................      10,479,996        --         9,152,773        --
  Units redeemed .......................      (3,814,068)       --        (3,577,067)       --
                                           -------------    --------   -------------    --------
  Ending units .........................       6,665,928        --         5,575,706        --
                                           =============    ========   =============    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       MSEmMkt                       MSUSRE
                                                2000             1999          2000            1999
Investment activity:
  Net investment income ................   $    977,830         986,764      31,478,567       7,016,535
  Realized gain (loss) on investments ..        453,963         960,802      (2,786,892)    (17,595,719)
  Change in unrealized gain (loss)
     on investments ....................       (673,802)        377,131      19,366,953       4,955,891
  Reinvested capital gains .............           --              --           601,441            --
                                           ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        757,991       2,324,697      48,660,069      (5,623,293)
                                           ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        728,070         726,818       4,028,663       6,177,588
  Transfers between funds ..............      1,210,281      (1,247,781)      8,681,768     (45,033,593)
  Redemptions ..........................     (1,348,998)       (981,714)    (15,485,039)    (13,814,114)
  Annuity benefits .....................           --              --            (7,168)         (6,095)
  Annual contract maintenance charges
     (note 2) ..........................         (3,677)         (3,172)        (33,942)        (43,795)
  Contingent deferred sales charges
     (note 2) ..........................        (17,669)        (14,051)       (190,634)       (188,244)
  Adjustments to maintain reserves .....        (23,081)            120     (23,887,328)        (65,345)
                                           ------------    ------------    ------------    ------------
       Net equity transactions .........        544,926      (1,519,780)    (26,893,680)    (52,973,598)
                                           ------------    ------------    ------------    ------------

Net change in contract owners' equity ..      1,302,917         804,917      21,766,389     (58,596,891)
Contract owners' equity beginning
  of period ............................      9,536,723       8,731,806     100,969,182     159,566,073
                                           ------------    ------------    ------------    ------------
Contract owners' equity end of period ..   $ 10,839,640       9,536,723     122,735,571     100,969,182
                                           ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units ......................      1,078,274       1,259,942       6,794,104      10,231,761
                                           ------------    ------------    ------------    ------------
  Units purchased ......................        761,145       6,981,472      10,800,445       4,392,401
  Units redeemed .......................       (724,263)     (7,163,140)    (11,057,733)     (7,830,058)
                                                           ------------    ------------    ------------
  Ending units .........................      1,115,156       1,078,274       6,536,816       6,794,104
                                           ============    ============    ============    ============

                                                      NSATCapAp                        NSATEmMkt
                                                  2000          1999             2000          1999
Investment activity:
  Net investment income ................       (4,652,399)     (4,770,969)         (1,513)       --
  Realized gain (loss) on investments ..       12,104,689      68,936,927        (150,520)       --
  Change in unrealized gain (loss)
     on investments ....................     (177,949,935)    (84,072,383)          1,081        --
  Reinvested capital gains .............       59,008,658      37,362,531            --          --
                                             ------------    ------------    ------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (111,488,987)     17,456,106        (150,952)       --
                                             ------------    ------------    ------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       23,122,348      55,980,590          16,876        --
  Transfers between funds ..............     (141,081,622)   (141,379,849)        198,887        --
  Redemptions ..........................      (68,934,884)    (67,256,237)           (645)       --
  Annuity benefits .....................         (119,788)        (47,322)           --          --
  Annual contract maintenance charges
     (note 2) ..........................         (215,726)       (268,219)            (21)       --
  Contingent deferred sales charges
     (note 2) ..........................         (984,867)       (900,522)           --          --
  Adjustments to maintain reserves .....           (1,435)         85,260             577        --
                                             ------------    ------------    ------------    --------
       Net equity transactions .........      188,215,974)   (153,786,299)        215,674        --
                                             ------------    ------------    ------------    --------

Net change in contract owners' equity ..     (299,704,961)   (136,330,193)         64,722        --
Contract owners' equity beginning
  of period ............................      561,997,538     698,327,731            --          --
                                             ------------    ------------    ------------    --------
Contract owners' equity end of period ..      262,292,577     561,997,538          64,722        --
                                             ============    ============    ============    ========


CHANGES IN UNITS:
  Beginning units ......................       18,882,447      24,169,563            --          --
                                             ------------    ------------    ------------    --------
  Units purchased ......................        4,665,995       9,410,406           7,725        --
  Units redeemed .......................      (11,394,957)    (14,697,522)           (274)       --
                                             ------------    ------------    ------------    --------
  Ending units .........................       12,153,485      18,882,447           7,451        --
                                             ============    ============    ============    ========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    NSATGlobT                  NSATGvtBd
                                                2000        1999         2000             1999
Investment activity:
  Net investment income ................   $     (7,094)      --       14,423,072      16,053,480
  Realized gain (loss) on investments ..       (666,792)      --      (12,422,436)     (1,564,956)
  Change in unrealized gain (loss)
     on investments ....................       (269,811)      --       30,923,586     (30,662,357)
  Reinvested capital gains .............         37,037       --             --           692,643
                                           ------------    -------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (906,660)      --       32,924,222     (15,481,190)
                                           ------------    -------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................         62,797       --       12,898,393      38,828,964
  Transfers between funds ..............      2,610,774       --        8,155,023     (43,986,399)
  Redemptions ..........................        (13,333)      --      (66,556,621)    (61,218,569)
  Annuity benefits .....................           --         --          (39,947)        (54,129)
  Annual contract maintenance charges
     (note 2) ..........................           (159)      --         (123,151)       (155,958)
  Contingent deferred sales charges
     (note 2) ..........................             (7)      --         (604,961)       (580,850)
  Adjustments to maintain reserves .....         (2,719)      --            8,234          (6,144)
                                           ------------    -------   ------------    ------------
       Net equity transactions .........      2,657,353       --      (46,263,030)    (67,173,085)
                                           ------------    -------   ------------    ------------

Net change in contract owners' equity ..      1,750,693       --      (13,338,808)    (82,654,275)
Contract owners' equity beginning
  of period ............................           --         --      359,219,855     441,874,130
                                           ------------    -------   ------------    ------------
Contract owners' equity end of period ..   $  1,750,693       --      345,881,047     359,219,855
                                           ============    =======   ============    ============


CHANGES IN UNITS:
  Beginning units ......................           --         --       17,934,615      20,810,661
                                           ------------    -------   ------------    ------------
  Units purchased ......................        342,970       --       11,353,116      12,936,340
  Units redeemed .......................        (51,113)      --      (13,389,151)    (15,812,386)
                                           ------------    -------   ------------    ------------
  Ending units .........................        291,857       --       15,898,580      17,934,615
                                           ============    =======   ============    ============

                                                          NSATGroF                    NSATIntGr
                                                    2000         1999              2000       1999
Investment activity:
  Net investment income ................            (6,351)        --             (1,419)        --
  Realized gain (loss) on investments ..          (472,318)        --            (44,806)        --
  Change in unrealized gain (loss)
     on investments ....................          (260,227)        --                552         --
  Reinvested capital gains .............              --           --               --           --
                                              ------------      -------     ------------      -------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (738,896)        --            (45,673)        --
                                              ------------      -------     ------------      -------

Equity transactions:
  Purchase payments received from
     contract owners ...................            21,242         --             10,547         --
  Transfers between funds ..............         2,804,184         --             73,704         --
  Redemptions ..........................            (8,171)        --             (1,003)        --
  Annuity benefits .....................              --           --               --           --
  Annual contract maintenance charges
     (note 2) ..........................               (63)        --                (19)        --
  Contingent deferred sales charges
     (note 2) ..........................               (18)        --               --           --
  Adjustments to maintain reserves .....           (19,837)        --                 42         --
                                              ------------      -------     ------------      -------
       Net equity transactions .........         2,797,337         --             83,271         --
                                              ------------      -------     ------------      -------

Net change in contract owners' equity ..         2,058,441         --             37,598         --
Contract owners' equity beginning
  of period ............................              --           --               --           --
                                              ------------      -------     ------------      -------
Contract owners' equity end of period ..         2,058,441         --             37,598         --
                                              ============      =======     ============      =======


CHANGES IN UNITS:
  Beginning units ......................              --           --               --           --
                                              ------------      -------     ------------      -------
  Units purchased ......................           415,939         --              4,430         --
  Units redeemed .......................           (90,425)        --               (354)        --
                                              ------------      -------     ------------      -------
  Ending units .........................           325,514         --              4,076         --
                                              ============      =======     ============      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                        NSATMidCap                     NSATMyMkt
                                                   2000         1999            2000             1999
Investment activity:
  Net investment income ................   $      (32,193)         --         45,451,893        39,424,784
  Realized gain (loss) on investments ..       (1,487,020)         --               --                  (1)
  Change in unrealized gain (loss)
     on investments ....................         (987,211)         --               --                --
  Reinvested capital gains .............        1,086,470          --               --                --
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,419,954)         --         45,451,893        39,424,783
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        1,115,977          --        110,433,202       163,808,405
  Transfers between funds ..............       36,264,135          --       (152,174,871)      528,119,178
  Redemptions ..........................       (1,701,756)         --       (384,141,359)     (397,696,244)
  Annuity benefits .....................             --            --            (28,500)          (25,861)
  Annual contract maintenance charges
     (note 2) ..........................           (2,253)         --           (326,295)         (379,402)
  Contingent deferred sales charges
     (note 2) ..........................          (16,851)         --         (4,393,475)       (5,693,000)
  Adjustments to maintain reserves .....             (734)         --             26,232           187,648
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       35,658,518          --       (430,605,066)      288,320,724
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       34,238,564          --       (385,153,173)      327,745,507
Contract owners' equity beginning
  of period ............................             --            --      1,299,061,462       971,315,955
                                           --------------    ----------   --------------    --------------
Contract owners'equity end of period ...   $   34,238,564          --        913,908,289     1,299,061,462
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         76,321,484        57,897,451
                                           --------------    ----------   --------------    --------------
  Units purchased ......................        5,268,708          --         89,756,741        40,750,153
  Units redeemed .......................       (1,983,865)         --       (115,359,400)      (22,326,120)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        3,284,843          --         50,718,825        76,321,484
                                           ==============    ==========   ==============    ==============
                                                        NSATMSecBd                  NSATSmCapG
                                                   2000          1999             2000         1999
Investment activity:
  Net investment income ................          163,272          --            (58,586)         --
  Realized gain (loss) on investments ..           12,751          --         (2,088,074)         --
  Change in unrealized gain (loss)
     on investments ....................           37,475          --           (694,904)         --
  Reinvested capital gains .............             --            --             31,939          --
                                           --------------    ----------   --------------    ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          213,498          --         (2,809,625)         --
                                           --------------    ----------   --------------    ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................          114,661          --            567,409          --
  Transfers between funds ..............        7,714,710          --         11,770,408          --
  Redemptions ..........................         (202,253)         --           (527,774)         --
  Annuity benefits .....................             --            --               --            --
  Annual contract maintenance charges
     (note 2) ..........................             (286)         --             (1,235)         --
  Contingent deferred sales charges
     (note 2) ..........................             (629)         --             (6,866)         --
  Adjustments to maintain reserves .....               51          --            (18,430)         --
                                           --------------    ----------   --------------    ----------
       Net equity transactions .........        7,626,254          --         11,783,512          --
                                           --------------    ----------   --------------    ----------

Net change in contract owners' equity ..        7,839,752          --          8,973,887          --
Contract owners' equity beginning
  of period ............................             --            --               --            --
                                           --------------    ----------   --------------    ----------
Contract owners' equity end of period ..        7,839,752          --          8,973,887          --
                                           ==============    ==========   ==============    ==========

CHANGES IN UNITS:
  Beginning units ......................             --            --               --            --
                                           --------------    ----------   --------------    ----------
  Units purchased ......................        1,235,074          --          1,652,614          --
  Units redeemed .......................         (481,151)         --           (537,418)         --
                                           --------------    ----------   --------------    ----------
  Ending units .........................          753,923          --          1,115,196          --
                                           ==============    ==========   ==============    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        NSATSmCapV                          NSATSmCo
                                                  2000               1999             2000             1999

Investment activity:
  Net investment income ................   $     (985,007)         (559,126)       (4,872,452)       (3,382,129)
  Realized gain (loss) on investments ..        1,069,734         3,608,598        77,654,310        15,108,517
  Change in unrealized gain (loss)
     on investments ....................      (14,334,385)       (3,160,159)     (111,734,964)       67,364,769
  Reinvested capital gains .............       17,275,169         7,696,539        60,835,212        12,517,580
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,025,511         7,585,852        21,882,106        91,608,737
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        4,209,501         3,297,722        18,519,351        17,388,922
  Transfers between funds ..............       49,241,577        33,216,028        44,182,558       (41,108,002)
  Redemptions ..........................      (11,255,256)       (5,913,163)      (57,810,368)      (26,263,962)
  Annuity benefits .....................           (2,436)             --             (82,654)          (34,022)
  Annual contract maintenance charges
     (note 2) ..........................          (20,657)          (10,940)         (123,412)          (98,855)
  Contingent deferred sales charges
     (note 2) ..........................         (130,591)          (83,345)         (711,384)         (353,868)
  Adjustments to maintain reserves .....          (42,402)              149            27,586             3,543
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       41,999,736        30,506,451         4,001,677       (50,466,244)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       45,025,247        38,092,303        25,883,783        41,142,493
Contract owners' equity beginning
  of period ............................       51,722,822        13,630,519       322,560,567       281,418,074
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   96,748,069        51,722,822       348,444,350       322,560,567
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        4,810,078         1,598,570        14,227,024        17,640,531
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       17,470,899        28,931,136        16,304,158        18,663,323
  Units redeemed .......................      (14,080,505)      (25,719,628)      (16,233,598)      (22,076,830)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        8,200,472         4,810,078        14,297,584        14,227,024
                                           ==============    ==============    ==============    ==============



                                                       NSATStMCap                      NSATTotRe
                                                  2000          1999              2000             1999
Investment activity:
  Net investment income ................         (186,031)         --         (7,301,627)       (8,570,316)
  Realized gain (loss) on investments ..         (975,240)         --        112,525,311       102,391,072
  Change in unrealized gain (loss)
     on investments ....................      (10,150,918)         --       (463,580,827)      (71,821,569)
  Reinvested capital gains .............          326,797          --        324,128,385        43,408,692
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (10,985,392)         --        (34,228,758)       65,407,879
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          517,066          --         41,693,697        83,859,132
  Transfers between funds ..............       58,098,955          --       (131,948,139)      (90,426,844)
  Redemptions ..........................       (4,144,902)         --       (165,266,764)     (124,297,518)
  Annuity benefits .....................             --            --           (285,658)         (252,159)
  Annual contract maintenance charges
     (note 2) ..........................           (3,963)         --           (493,835)         (572,602)
  Contingent deferred sales charges
     (note 2) ..........................          (55,731)         --         (2,102,342)       (1,497,675)
  Adjustments to maintain reserves .....           (2,309)         --            (25,765)           46,343
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       54,409,116          --       (258,428,806)     (133,141,323)
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       43,423,724          --       (292,657,564)      (67,733,444)
Contract owners' equity beginning
  of period ............................             --            --      1,163,975,494     1,231,708,938
                                           --------------    ----------   --------------    --------------
Contract owners' equity end of period ..       43,423,724          --        871,317,930     1,163,975,494
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         27,501,529        30,318,170
                                           --------------    ----------   --------------    --------------
  Units purchased ......................       10,155,124          --          4,072,109         6,396,243
  Units redeemed .......................       (4,779,450)         --        (10,242,838)       (9,212,884)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        5,375,674          --         21,330,800        27,501,529
                                           ==============    ==========   ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       NBAMTGro                         NBAMTGuard
                                               2000                1999             2000           1999
Investment activity:
  Net investment income ................   $   9,756,290)      (5,702,976)        (299,941)        (543,563)
  Realized gain (loss) on investments ..     161,222,780       (9,222,136)       2,366,098        3,912,108
  Change in unrealized gain (loss)
     on investments ....................    (316,766,270)     174,435,551       (2,749,827)       1,558,246
  Reinvested capital gains .............      58,133,678       23,683,476             --               --
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................    (107,166,102)     183,193,915         (683,670)       4,926,791
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      26,057,290       17,172,088        2,631,995        6,652,796
  Transfers between funds ..............     180,638,275      (33,256,054)      (5,343,030)       7,127,420
  Redemptions ..........................    (128,150,376)     (59,895,170)      (6,836,772)      (8,699,070)
  Annuity benefits .....................        (156,825)        (104,449)            --               --
  Annual contract maintenance charges
     (note 2) ..........................        (281,123)        (225,587)         (14,357)         (14,896)
  Contingent deferred sales charges
     (note 2) ..........................      (1,035,806)        (514,810)         (98,856)        (115,042)
  Adjustments to maintain reserves .....       2,966,858           16,613            1,634              183
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      80,038,293      (76,807,369)      (9,659,386)       4,951,391
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (27,127,809)     106,386,546      (10,343,056)       9,878,182
Contract owners' equity beginning
  of period ............................     590,827,594      484,441,048       47,738,194       37,860,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 563,699,785      590,827,594       37,395,138       47,738,194
                                           =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................      12,251,818       14,885,916        4,537,424        4,080,239
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      21,747,329       12,542,920        4,557,908        7,177,498
  Units redeemed .......................     (20,062,687)     (15,177,018)      (5,533,124)      (6,720,313)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      13,936,460       12,251,818        3,562,208        4,537,424
                                           =============    =============    =============    =============


                                                        NBAMTLMat                       NBAMTPart
                                                  2000            1999            2000             1999
Investment activity:
  Net investment income ................       6,979,893        7,343,153       (2,159,706)        (637,849)
  Realized gain (loss) on investments ..      (3,922,677)      (1,826,819)     (46,883,775)      17,332,667
  Change in unrealized gain (loss)
     on investments ....................       3,046,369       (5,412,296)     (34,016,160)       4,613,141
  Reinvested capital gains .............            --               --         77,462,093       12,761,301
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       6,103,585          104,038       (5,597,548)      34,069,260
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,513,872        9,041,909       18,357,180       35,843,727
  Transfers between funds ..............      (4,280,007)     (23,713,726)     (93,193,847)    (159,119,927)
  Redemptions ..........................     (26,304,858)     (23,363,372)     (62,744,678)     (53,932,839)
  Annuity benefits .....................         (39,050)         (49,054)         (58,189)         (28,192)
  Annual contract maintenance charges
     (note 2) ..........................         (40,212)         (52,172)        (154,158)        (212,817)
  Contingent deferred sales charges
     (note 2) ..........................        (186,195)        (212,723)        (942,253)        (793,907)
  Adjustments to maintain reserves .....         (84,157)          (6,783)          16,063           (6,839)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (27,420,607)     (38,355,921)    (138,719,882)    (178,250,794)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (21,317,022)     (38,251,883)    (144,317,430)    (144,181,534)
Contract owners' equity beginning
  of period ............................     140,433,092      178,684,975      520,826,478      665,008,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..     119,116,070      140,433,092      376,509,048      520,826,478
                                             ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       9,336,870       11,838,062       21,442,631       28,998,215
                                           -------------    -------------    -------------    -------------
  Units purchased ......................       3,481,375        2,870,921        5,493,330        6,706,764
  Units redeemed .......................      (5,289,182)      (5,372,113)     (11,339,042)     (14,262,348)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       7,529,063        9,336,870       15,596,919       21,442,631
                                           =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppAggGro                     OppBdFd
                                                  2000         1999            2000            1999
Investment activity:
  Net investment income ................   $    (599,214)         --        17,817,962       11,106,721
  Realized gain (loss) on investments ..      (3,990,201)         --        (3,503,498)         605,715
  Change in unrealized gain (loss)
     on investments ....................     (31,970,529)         --        (2,972,753)     (22,578,962)
  Reinvested capital gains .............            --            --              --          1,480,371
                                           -------------    ----------   -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (36,559,944)         --        11,341,711       (9,386,155)
                                           -------------    ----------   -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,817,207          --        11,361,432       22,252,034
  Transfers between funds ..............     130,005,890          --       (20,130,935)     (24,451,635)
  Redemptions ..........................      (7,209,683)         --       (44,423,564)     (37,766,569)
  Annuity benefits .....................            --            --           (44,219)         (54,720)
  Annual contract maintenance charges
     (note 2) ..........................         (12,684)         --           (75,096)         (93,232)
  Contingent deferred sales charges
     (note 2) ..........................         (81,134)         --          (513,519)        (487,790)
  Adjustments to maintain reserves .....        (284,032)         --            17,961          (50,476)
                                           -------------    ----------   -------------    -------------
       Net equity transactions .........     127,235,564          --       (53,807,940)     (40,652,388)
                                           -------------    ----------   -------------    -------------

Net change in contract owners' equity ..      90,675,620          --       (42,466,229)     (50,038,543)
Contract owners' equity beginning
  of period ............................            --            --       288,448,288      338,486,831
                                           -------------    ----------   -------------    -------------
Contract owners' equity end of period ..   $  90,675,620          --       245,982,059      288,448,288
                                           =============    ==========     ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................            --            --        19,088,515       21,701,582
                                           -------------    ----------   -------------    -------------
  Units purchased ......................      18,703,742          --         3,281,410        6,313,513
  Units redeemed .......................      (7,009,983)         --        (6,756,741)      (8,926,580)
                                           -------------    ----------   -------------    -------------
  Ending units .........................      11,693,759          --        15,613,184       19,088,515
                                           =============    ==========   =============    =============

                                                             OppCapAp                    OppGlSec
                                                    2000            1999           2000               1999
Investment activity:
  Net investment income ................        4,035,648)      (1,473,675)      (9,497,905)      (1,679,103)
  Realized gain (loss) on investments ..       19,759,469       14,605,693       88,151,651       72,789,098
  Change in unrealized gain (loss)
     on investments ....................      (46,441,022)      33,668,784     (176,946,955)     197,811,280
  Reinvested capital gains .............       18,886,990        4,110,735      129,198,733       17,453,216
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (11,830,211)      50,911,537       30,905,524      286,374,491
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       28,339,519       19,405,784       34,741,674       30,974,273
  Transfers between funds ..............      168,359,249       93,474,901       49,479,272       13,489,169
  Redemptions ..........................      (63,425,378)     (18,328,101)    (137,477,088)     (58,376,318)
  Annuity benefits .....................          (24,885)          (9,494)        (169,049)         (66,897)
  Annual contract maintenance charges
     (note 2) ..........................         (110,754)         (53,674)        (253,205)        (194,429)
  Contingent deferred sales charges
     (note 2) ..........................         (869,369)        (198,997)      (1,490,451)        (756,679)
  Adjustments to maintain reserves .....           26,296           (4,108)          46,305          118,199
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      132,294,678       94,286,311      (55,122,542)     (14,812,682)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity...      120,464,467      145,197,848      (24,217,018)     271,561,809
Contract owners' equity beginning
  of period ............................      208,753,472       63,555,624      813,704,548      542,142,739
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..      329,217,939      208,753,472      789,487,530      813,704,548
                                              ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       11,706,337        4,975,804       30,115,619       31,381,268
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       21,416,415       19,627,194       13,821,576       16,495,880
  Units redeemed .......................      (14,368,156)     (12,896,661)     (15,776,444)     (17,761,529)
                                            -------------    -------------    -------------    -------------
  Ending units .........................       18,754,596       11,706,337       28,160,751       30,115,619
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppGrInc                      OppMult
                                                 2000            1999         2000          1999
Investment activity:
  Net investment income ................   $    (63,915)         --        9,482,004       6,764,153
  Realized gain (loss) on investments ..        (70,499)         --       11,689,162      13,461,922
  Change in unrealized gain (loss)
     on investments ....................     (1,233,088)         --      (26,097,733)     (5,740,060)
  Reinvested capital gains .............           --            --       19,342,890      15,885,380
                                           ------------    ----------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,367,502)         --       14,416,323      30,371,395
                                           ------------    ----------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,660,840          --       10,403,792      15,845,234
  Transfers between funds ..............     14,231,872          --       (7,978,151)    (42,513,072)
  Redemptions ..........................     (1,332,873)         --      (47,337,976)    (36,045,246)
  Annuity benefits .....................           --            --          (75,509)        (60,336)
  Annual contract maintenance charges
     (note 2) ..........................           (972)         --         (107,126)       (123,285)
  Contingent deferred sales charges
     (note 2) ..........................        (12,100)         --         (495,651)       (375,497)
  Adjustments to maintain reserves .....        (14,454)         --           (8,284)          3,973
                                           ------------    ----------   ------------    ------------
       Net equity transactions .........     14,532,313          --      (45,598,905)    (63,268,229)
                                           ------------    ----------   ------------    ------------

Net change in contract owners' equity ..     13,164,811          --      (31,182,582)    (32,896,834)
Contract owners' equity beginning
  of period ............................           --            --      299,629,072     332,525,906
                                           ------------    ----------   ------------    ------------
Contract owners' equity end of period ..   $ 13,164,811          --      268,446,490     299,629,072
                                           ============    ==========   ============    ============

CHANGES IN UNITS:
  Beginning units ......................           --            --       14,388,482      17,569,316
                                           ------------    ----------   ------------    ------------
  Units purchased ......................      2,120,258          --        2,440,645       1,668,462
  Units redeemed .......................       (653,179)         --       (4,511,210)     (4,849,296)
                                           ------------    ----------   ------------    ------------
  Ending units .........................      1,467,079          --       12,317,917      14,388,482
                                           ============    ==========   ============    ============

                                                          StOpp2                      StDisc2
                                                 2000             1999           2000             1999
Investment activity:
  Net investment income ................     (12,067,686)    (11,089,016)     (1,784,727)     (1,814,358)
  Realized gain (loss) on investments ..      60,117,051      53,418,814        (658,639)     (5,129,262)
  Change in unrealized gain (loss)
     on investments ....................    (113,708,446)    109,728,017       7,774,816     (13,708,257)
  Reinvested capital gains .............     109,148,007      85,940,550            --        20,481,549
                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      43,488,926     237,998,365       5,331,450        (170,328)
                                            ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      32,548,031      37,535,540       4,130,307       7,639,379
  Transfers between funds ..............       7,798,254     (45,347,859)     (5,550,833)    (30,800,199)
  Redemptions ..........................    (150,417,377)    (94,240,143)    (20,722,473)    (16,279,030)
  Annuity benefits .....................        (115,482)        (65,711)        (16,888)        (11,538)
  Annual contract maintenance charges
     (note 2) ..........................        (331,361)       (342,464)        (60,236)        (69,659)
  Contingent deferred sales charges
     (note 2) ..........................      (1,492,196)     (1,055,468)       (210,491)       (220,909)
  Adjustments to maintain reserves .....          48,004          13,722           4,109              (8)
                                            ------------    ------------    ------------    ------------
       Net equity transactions .........    (111,962,127)   (103,502,383)    (22,426,505)    (39,741,964)
                                            ------------    ------------    ------------    ------------

Net change in contract owners' equity ..     (68,473,201)    134,495,982     (17,095,055)    (39,912,292)
Contract owners' equity beginning
  of period ............................     920,864,039     786,368,057     134,982,097     174,894,389
                                            ------------    ------------    ------------    ------------
Contract owners' equity end of period ..     852,390,838     920,864,039     117,887,042     134,982,097
                                            ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................      26,685,317      30,261,597       7,493,723      10,033,431
                                            ------------    ------------    ------------    ------------
  Units purchased ......................       6,947,813       9,461,415       2,265,956       3,883,005
  Units redeemed .......................     (10,076,551)    (13,037,695)     (3,409,587)     (6,422,713)
                                            ------------    ------------    ------------    ------------
  Ending units .........................      23,556,579      26,685,317       6,350,092       7,493,723
                                            ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       StIntStk2                            VEWrldBd
                                                 2000             1999              2000             1999
Investment activity:
  Net investment income ................   $  (1,113,146)        (479,776)       2,452,512        2,709,259
  Realized gain (loss) on investments ..      (2,574,089)      15,088,939       (8,868,923)      (1,992,634)
  Change in unrealized gain (loss)
     on investments ....................     (24,695,898)      25,244,195        6,299,160      (10,749,478)
                                           -------------    -------------    -------------    -------------
  Reinvested capital gains .............            --               --               --          1,701,526
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (28,383,133)      39,853,358         (117,251)      (8,331,327)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,641,000        2,463,219        1,751,377        3,783,861
  Transfers between funds ..............     (19,680,428)      25,990,469         (183,531)     (14,694,471)
  Redemptions ..........................     (13,768,132)      (5,279,553)      (9,690,291)     (13,131,006)
  Annuity benefits .....................          (8,305)          (5,184)         (13,291)         (15,952)
  Annual contract maintenance charges
     (note 2) ..........................         (26,429)         (16,210)         (21,499)         (32,133)
  Contingent deferred sales charges
     (note 2) ..........................        (155,800)         (74,931)         (85,017)        (134,638)
  Adjustments to maintain reserves .....           5,889            3,770           (3,871)          (1,769)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (29,992,205)      23,081,580       (8,246,123)     (24,226,108)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (58,375,338)      62,934,938       (8,363,374)     (32,557,435)
Contract owners' equity beginning
  of period ............................     100,212,169       37,277,231       66,888,573       99,446,008
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $  41,836,831      100,212,169       58,525,199       66,888,573
                                            ============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       6,077,598        4,173,986        4,986,867        6,703,898
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      49,933,592       21,960,845        6,946,695        4,906,384
  Units redeemed .......................     (51,759,844)     (20,057,233)      (7,549,318)      (6,623,415)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       4,251,346        6,077,598        4,384,244        4,986,867
                                           =============    =============    =============    =============

                                                         VEWrldEMkt                        VEWrldHAs
                                                   2000             1999             2000             1999
Investment activity:
  Net investment income ................       (1,415,017)      (1,039,153)         (23,393)          49,881
  Realized gain (loss) on investments ..       (3,823,213)      30,644,222        4,985,474       (1,236,614)
  Change in unrealized gain (loss)
     on investments ....................      (39,685,719)      31,567,954         (988,569)      12,197,845
                                            -------------    -------------    -------------    -------------
  Reinvested capital gains .............             --               --               --               --
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (44,923,949)      61,173,023        3,973,512       11,011,112
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        6,015,638        4,868,337        2,004,013        3,038,705
  Transfers between funds ..............      (45,831,549)      62,522,529       (5,884,434)      (3,908,212)
  Redemptions ..........................      (19,267,027)     (11,272,856)     (10,250,199)     (10,586,825)
  Annuity benefits .....................          (20,169)          (2,076)         (12,219)          (9,477)
  Annual contract maintenance charges
     (note 2) ..........................          (39,865)         (30,204)         (28,916)         (38,579)
  Contingent deferred sales charges
     (note 2) ..........................         (227,812)        (126,235)         (98,238)        (130,954)
  Adjustments to maintain reserves .....             (743)          56,153          (10,373)           5,697
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      (59,371,527)      56,015,648      (14,280,366)     (11,629,645)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (104,295,476)     117,188,671      (10,306,854)        (618,533)
Contract owners' equity beginning
  of period ............................      152,225,564       35,036,893       63,199,514       63,818,047
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       47,930,088      152,225,564       52,892,660       63,199,514
                                            =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       13,485,153        6,133,902        5,295,189        6,382,166
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       38,726,585       55,569,953       11,118,861       17,271,276
  Units redeemed .......................      (44,816,749)     (48,218,702)     (12,378,294)     (18,358,253)
                                            -------------    -------------    -------------    -------------
  Ending units .........................        7,394,989       13,485,153        4,035,756        5,295,189
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   WPGPVenCp                     WPIntEq                            WPSmCoGr
                                             2000             1999           2000            1999            2000            1999
Investment activity:
  Net investment income ................  $   (729,116)      (361,553)    (2,213,978)      (496,203)    (6,563,221)    (4,053,906)
  Realized gain (loss) on investments ..    12,658,461      4,485,769     38,658,925      7,116,268    141,024,067      9,502,986
  Change in unrealized gain (loss)
     on investments ....................   (27,569,954)    11,911,468   (123,736,849)    92,169,127   (312,564,956)   160,031,891
  Reinvested capital gains .............     4,611,094           --       21,145,657           --       76,071,382     13,490,381
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................   (11,029,515)    16,035,684    (66,146,245)    98,789,192   (102,032,728)   178,971,352
                                          ------------   ------------   ------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................     2,134,718      1,290,625      7,893,683     11,104,931     19,704,771     16,264,792
  Transfers between funds ..............    (1,479,771)    21,079,024    (34,133,518)   (29,145,536)    20,272,607     (5,815,079)
  Redemptions ..........................   (12,567,171)    (2,211,372)   (28,066,807)   (22,034,224)   (75,140,772)   (29,565,663)
  Annuity benefits .....................          --             --          (55,129)       (24,154)       (37,810)       (19,326)
  Annual contract maintenance charges
     (note 2) ..........................       (16,054)        (7,942)       (63,851)       (69,965)      (155,283)      (114,049)
  Contingent deferred sales charges
     (note 2) ..........................      (157,536)       (23,526)      (385,922)      (320,609)      (934,738)      (439,142)
  Adjustments to maintain reserves .....           176            510         (6,032)       (28,755)         2,684        (46,325)
                                          ------------   ------------   ------------   ------------   ------------   ------------
       Net equity transactions .........   (12,085,638)    20,127,319    (54,817,576)   (40,518,312)   (36,288,541)   (19,734,792)
                                          ------------   ------------   ------------   ------------   ------------   ------------

Net change in contract owners' equity ..   (23,115,153)    36,163,003   (120,963,821)    58,270,880   (138,321,269)   159,236,560
Contract owners' equity beginning
  of period ............................    58,348,689     22,185,686    285,966,630    227,695,750    480,178,953    320,942,393
                                          ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity end of period ..  $ 35,233,536     58,348,689    165,002,809    285,966,630    341,857,684    480,178,953
                                          ============   ============   ============   ============   ============   ============


CHANGES IN UNITS:
  Beginning units ......................     3,030,097      1,857,928     16,297,013     19,640,918     18,854,016     21,017,792
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units purchased ......................     6,144,579      9,417,265     10,421,256     20,320,829     23,173,813     16,166,831
  Units redeemed .......................    (6,887,709)    (8,245,096)   (13,863,793)   (23,664,734)   (25,415,712)   (18,330,607)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Ending units .........................     2,286,967      3,030,097     12,854,476     16,297,013     16,612,117     18,854,016
                                          ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund
                 (AVISGvt)

              Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio: Initial Class
                (FidVIPCon)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio -
                 Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio -
                 Service Shares (JanIntGro)

              Portfolio of the Morgan Stanley: The Universal Institutional
               Funds, Inc. (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT) Nationwide SAT - Government Bond Fund - Dreyfus (NSATGvtBd) Nationwide SAT - Growth Focus Fund - Turner (NSATGroF) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr) Nationwide SAT - Mid Cap Index Fund D - Dreyfus (NSATMidCap) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                  (formerly Nationwide SAT - Strategic Growth Fund)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT); Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds; Oppenheimer
                Aggressive Growth Fund/VA (OppAggGr)
                Oppenheimer Bond Fund/VA (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCap)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                          UNIT           CONTRACT                        TOTAL
                                                           UNITS       FAIR VALUE     OWNERS' EQUITY      EXPENSES*     RETURN**
                                                        -----------    -----------   ----------------    ----------    ---------

      Contracts in accumulation phase:

      The BEST OF AMERICA(R) contracts:
        American Century VP -
        American Century VP Balanced:
         Tax qualified ...................................  2,604,552   $19.495665       $50,777,473         1.41%        (3.91)%
         Non-tax qualified ...............................  1,756,981    19.495665        34,253,513         1.41%        (3.91)%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,954,700    38.157123       189,057,097         1.48%         7.62%
         Non-tax qualified ...............................  3,005,047    38.157123       114,663,948         1.48%         7.62%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  2,030,580    11.126222        22,592,684         1.39%       (11.77)%
         Non-tax qualified ...............................  1,529,451    11.126222        17,017,011         1.39%       (11.77)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,818,908    21.429753       103,268,008         1.49%       (17.90)%
         Non-tax qualified ...............................  3,391,801    21.429753        72,685,458         1.49%       (17.90)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,665,172    14.901045        24,812,803         1.02%        16.62%
         Non-tax qualified ...............................  1,211,946    14.901045        18,059,262         1.02%        16.62%
       American VI Series - Growth Fund:
         Tax qualified ...................................    294,269    67.636095        19,903,206         1.43%         3.37%
         Non-tax qualified ...............................    259,115    67.636095        17,525,527         1.43%         3.37%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ...................................     49,850    25.454935         1,268,929         1.27%        (4.31)%
         Non-tax qualified ...............................     15,769    25.454935           401,399         1.27%        (4.31)%
       American VI Series -
       U.S. Government / AAA-Rated Securities Fund:
         Tax qualified ...................................     91,373    22.759646         2,079,617         1.29%        10.25%
         Non-tax qualified ...............................     39,454    22.759646           897,959         1.29%        10.25%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  4,346,199    31.095821       135,148,626         1.43%       (12.18)%
         Non-tax qualified ...............................  1,925,658    31.095821        59,879,916         1.43%       (12.18)%
       Dreyfus Stock Index Fund:
         Tax qualified ...................................  16,059,899   29.155455       468,233,663         1.33%       (10.45)%
         Non-tax qualified ...............................  9,222,509    29.155455       268,886,446         1.33%       (10.45)%
       Dreyfus VIF - Appreciation Portfolio:
         Tax qualified ...................................  3,138,465    14.131419        44,350,964         1.40%        (1.94)%
         Non-tax qualified ...............................  2,042,037    14.131419        28,856,880         1.40%        (1.94)%
       Dreyfus IP - European Equity Portfolio:
         Tax qualified ...................................     65,423     9.272855           606,658         1.20%***    (10.84)%***
         Non-tax qualified ...............................     33,746     9.272855           312,922         1.20%***    (10.84)%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

      Dreyfus VIF - Growth & Income Portfolio:
        Tax qualified ...................................   1,719,616    13.851602       23,819,436       1.41%         (5.02)%
        Non-tax qualified ...............................     964,595    13.851602       13,361,186       1.41%         (5.02)%
      Fidelity VIP - Equity-Income Portfolio:
      Initial Class:
        Tax qualified ...................................  14,950,305    43.878710      656,000,098       1.20%           7.02%
        Non-tax qualified ...............................   9,846,200    43.878710      432,038,554       1.20%           7.02%
      Fidelity VIP - Growth Portfolio:
      Initial Class:
        Tax qualified ...................................  16,177,228    76.996322    1,245,587,056       1.58%        (12.13)%
        Non-tax qualified ...............................   9,250,213    76.996322      712,232,379       1.58%        (12.13)%
      Fidelity VIP - High Income Portfolio:
      Initial Class:
        Tax qualified ...................................   3,675,234    21.995953       80,840,274       1.91%        (23.48)%
        Non-tax qualified ...............................   3,575,545    21.995953       78,647,520       1.91%        (23.48)%
      Fidelity VIP - Overseas Portfolio:
      Initial Class:
        Tax qualified ...................................   8,430,888    22.826307      192,446,038       1.33%        (20.16)%
        Non-tax qualified ...............................   6,207,021    22.826307      141,683,367       1.33%        (20.16)%
      Fidelity VIP-II -
      Asset Manager Portfolio: Initial Class:
        Tax qualified ...................................  12,641,345    28.715312      363,000,166       1.30%         (5.17)%
        Non-tax qualified ...............................   6,671,501    28.715312      191,574,233       1.30%         (5.17)%
      Fidelity VIP-II - Contrafund Portfolio:
      Intial Class:
        Tax qualified ...................................  15,776,717    23.552441      371,580,196       1.34%         (7.83)%
        Non-tax qualified ...............................   9,335,930    23.552441      219,883,941       1.34%         (7.83)%
      Fidelity VIP-III -
      Growth Opportunities Portfolio: Initial Class:
        Tax qualified ...................................   2,775,187    11.327928       31,437,119       1.27%        (18.14)%
        Non-tax qualified ...............................   1,491,929    11.327928       16,900,464       1.27%        (18.14)%
      Janus Aspen Series -
      Capital Appreciation Portfolio - Service Shares:
        Tax qualified ...................................   2,477,405     7.864985       19,484,753       1.28%***     (31.83)%***
        Non-tax qualified ...............................   1,524,250     7.864985       11,988,203       1.28%***     (31.83)%***
      Janus AS - Global Technology Portfolio -
      Service Shares:
        Tax qualified ...................................   1,823,021     6.720273       12,251,199       1.64%***     (48.89)%***
        Non-tax qualified ...............................   1,358,733     6.720273        9,131,057       1.64%***     (48.89)%***
      Janus AS - International Growth Portfolio -
      Service Shares:
        Tax qualified ...................................   1,686,119     7.883235       13,292,072       1.37%***     (31.56)%***
        Non-tax qualified ...............................   1,207,461     7.883235        9,518,699       1.37%***     (31.56)%***
      Morgan Stanley: UIF -
      Emerging Markets Debt Portfolio:
        Tax qualified ...................................     301,609     9.736352        2,936,571       1.41%           9.95%
        Non-tax qualified ...............................     270,636     9.736352        2,635,007       1.41%           9.95%
      Morgan Stanley: UIF - U.S. Real Estate Portfolio:
        Tax qualified ...................................   1,604,662    18.824987       30,207,741       1.30%***       14.10%***
        Non-tax qualified ...............................   1,486,062    18.824987       27,975,098       1.30%***       14.10%***
      Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................   4,015,823    22.850565       91,763,824       1.26%        (27.48)%
        Non-tax qualified ...............................   2,393,744    22.850565       54,698,403       1.26%        (27.48)%
      Nationwide SAT -
      Emerging Markets Fund - Gartmore:
        Tax qualified ...................................       3,941     8.684823           34,227       1.23%***     (52.79)%***
        Non-tax qualified ...............................       1,912     8.684823           16,605       1.23%***     (52.79)%***


                                                                            UNIT           CONTRACT                       TOTAL
                                                               UNITS     FAIR VALUE     OWNERS' EQUITY     EXPENSES*      RETURN**
                                                            -----------  -----------   ----------------   ----------     ---------

          Nationwide SAT - Global Technology &
          Communications Fund - Gartmore:
            Tax qualified .................................    114,191     5.998573          684,983         1.22%***   (160.61)%***
            Non-tax qualified .............................     79,803     5.998573          478,704         1.22%***   (160.61)%***
          Nationwide SAT - Government Bond Fund:
            Tax qualified .................................  2,868,756    37.741768      108,271,923         1.19%         11.08%
            Non-tax qualified .............................  2,244,962    37.741768       84,505,035         1.19%         11.08%
          Nationwide SAT - Growth Focus Fund - Turner:
            Tax qualified .................................    105,157     6.324196          665,033         1.01%***   (147.54)%***
            Non-tax qualified .............................     93,802     6.324196          593,222         1.01%***   (147.54)%***
          Nationwide SAT -
          International Growth Fund - Gartmore:
            Tax qualified .................................      1,392     9.220640           12,835         1.35%***    (31.28)%***
            Non-tax qualified .............................        518     9.220640            4,776         1.35%***    (31.28)%***
          Nationwide SAT - Mid Cap Index Fund - Dreyfus:
            Tax qualified .................................    913,008    10.426483        9,519,462         1.11%***       6.36%***
            Non-tax qualified .............................    705,142    10.426483        7,352,151         1.11%***       6.36%***
          Nationwide SAT - Money Market Fund:
            Tax qualified ................................. 10,103,096    25.875318      261,420,822         1.20%          4.66%
            Non-tax qualified .............................  9,917,879    25.875318      256,628,273         1.20%          4.66%
          Nationwide SAT - Multi Sector Bond Fund - MAS:
            Tax qualified .................................    187,929    10.402458        1,954,924         0.89%***       6.00%***
            Non-tax qualified .............................    144,730    10.402458        1,505,548         0.89%***       6.00%***

          Nationwide SAT -
          Nationwide Small Cap Growth Fund:
            Tax qualified .................................    355,101     8.049083        2,858,237         1.22%***    (29.08)%***
            Non-tax qualified .............................    263,825     8.049083        2,123,549         1.22%***    (29.08)%***
          Nationwide SAT -
          Nationwide Small Cap Value Fund:
            Tax qualified .................................  2,360,143    11.811823       27,877,591         1.27%          9.76%
            Non-tax qualified .............................  1,655,558    11.811823       19,555,158         1.27%          9.76%
          Nationwide SAT -
          Nationwide Small Company Fund:
            Tax qualified .................................  4,376,220    24.404464      106,799,303         1.34%          7.49%
            Non-tax qualified .............................  2,444,489    24.404464       59,656,444         1.34%          7.49%
          Nationwide SAT - Strong Mid Cap Growth Fund
          (formerly Nationwide SAT - Strategic Growth Fund):
            Tax qualified .................................  1,025,528     8.080774        8,287,060         1.18%***    (28.61)%***
            Non-tax qualified .............................  1,332,970     8.080774       10,771,429         1.18%***    (28.61)%***
          Nationwide SAT - Total Return Fund:
            Tax qualified .................................  3,204,746    95.205724      305,110,163         1.28%        (3.39)%
            Non-tax qualified .............................  2,074,432    92.754108      192,412,090         1.28%        (3.39)%
          Neuberger Berman AMT - Growth Portfolio:
            Tax qualified .................................  4,270,213    55.924190      238,808,203         1.62%       (12.80)%
            Non-tax qualified .............................  2,733,615    55.924190      152,875,205         1.62%       (12.80)%
          Neuberger Berman AMT - Guardian Portfolio:
            Tax qualified .................................  1,217,559    10.511377       12,798,222         1.20%        (0.18)%
            Non-tax qualified .............................    590,878    10.511377        6,210,941         1.20%        (0.18)%
          Neuberger Berman -
          Limited Maturity Bond Portfolio:
            Tax qualified .................................  2,014,558    19.242706       38,765,547         1.23%          5.40%
            Non-tax qualified .............................  1,576,839    19.242706       30,342,649         1.23%          5.40%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,347,393    24.220161      105,294,558         1.23%        (0.60)%
        Non-tax qualified ................................  2,321,597    24.220161       56,229,453         1.23%        (0.60)%
       Oppenheimer Aggressive Growth Fund / VA:
        Tax qualified ....................................  3,224,658     7.756703       25,012,714         1.41%***    (33.44)%***
        Non-tax qualified ................................  2,643,329     7.756703       20,503,518         1.41%***    (33.44)%***
       Oppenheimer - Bond Fund / VA:
        Tax qualified ....................................  3,125,577    20.083060       62,771,150         1.25%          4.72%
        Non-tax qualified ................................  2,396,808    20.083060       48,135,239         1.25%          4.72%
       Oppenheimer - Capital Appreciation Fund / VA:
        Tax qualified ....................................  5,882,518    17.572799      103,372,306         1.59%        (1.52)%
        Non-tax qualified ................................  3,555,586    17.572799       62,481,598         1.59%        (1.52)%
       Oppenheimer - Global Securities Fund / VA:
        Tax qualified ....................................  9,002,198    29.294816      263,717,734         1.43%          3.73%
        Non-tax qualified ................................  4,831,751    29.294816      141,545,257         1.43%          3.73%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
        Tax qualified ....................................    458,556     8.976519        4,116,237         1.33%***    (15.26)%***
        Non-tax qualified ................................    253,138     8.976519        2,272,298         1.33%***    (15.26)%***
       Oppenheimer - Multiple Strategies Fund / VA:
        Tax qualified ....................................  3,338,321    25.479369       85,058,313         1.31%          5.06%
        Non-tax qualified ................................  2,112,121    25.479369       53,815,510         1.31%          5.06%
       Strong Opportunity Fund Fund II, Inc.:
        Tax qualified ....................................  8,535,925    40.875509      348,910,279         1.33%          5.22%
        Non-tax qualified ................................  4,906,713    40.875509      200,564,391         1.33%          5.22%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  2,117,811    20.064864       42,493,590         1.38%          3.04%
        Non-tax qualified ................................  1,500,175    20.064864       30,100,807         1.38%          3.04%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,326,618     9.857444       13,077,063         1.58%       (40.31)%
        Non-tax qualified ................................    802,948     9.857444        7,915,015         1.58%       (40.31)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,061,076    15.025051       15,942,721         1.22%          0.55%
        Non-tax qualified ................................    964,776    15.025051       14,495,809         1.22%          0.55%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................  2,708,151     6.484040       17,559,759         1.38%       (42.62)%
        Non-tax qualified ................................  1,527,163     6.484040        9,902,186         1.38%       (42.62)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,304,956    14.108464       18,410,925         1.23%          9.96%
        Non-tax qualified ................................  1,144,283    14.108464       16,144,076         1.23%          9.96%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
        Tax qualified ....................................    749,431    15.432781       11,565,804         1.69%       (19.99)%
        Non-tax qualified ................................    538,822    15.432781        8,315,522         1.69%       (19.99)%
       Warburg Pincus Trust -
       International Equity Portfolio:
        Tax qualified ....................................  3,476,577    12.858441       44,703,360         1.31%       (26.86)%
        Non-tax qualified ................................  2,082,725    12.858441       26,780,597         1.31%       (26.86)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Warburg Pincus Trust -
        Small Company Growth Portfolio:
           Tax qualified .................................  5,407,609     20.629953      111,558,720       1.76%        (19.17)%
           Non-tax qualified .............................  3,309,558     20.629953       68,276,026       1.76%        (19.17)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     11,729     15.819174          185,543       0.89%         (3.43)%
           Non-tax qualified .............................      7,793     15.819174          123,279       0.89%         (3.43)%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................     32,850     15.419843          506,542       1.01%           8.17%
           Non-tax qualified .............................     18,597     15.419843          286,763       1.01%           8.17%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................      2,153     11.276864           24,279       0.94%        (11.33)%
           Non-tax qualified .............................      3,715     11.276864           41,894       0.94%        (11.33)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................     10,115     21.879287          221,309       1.03%        (17.49)%
           Non-tax qualified .............................     17,650     21.879287          386,169       1.03%        (17.49)%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        606     15.206417            9,215       0.66%          17.20%
           Non-tax qualified .............................      7,451     15.206417          113,303       0.66%          17.20%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     23,297     23.136255          539,005       0.90%        (11.74)%
           Non-tax qualified .............................     23,439     23.136255          542,291       0.90%        (11.74)%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................     72,114     23.218901        1,674,408       0.86%        (10.00)%
          Non-tax qualified ..............................     59,608     23.218901        1,384,032       0.86%        (10.00)%
         Dreyfus Appreciation Fund:
          Tax qualified ..................................      8,489     14.380447          122,076       0.79%         (1.44)%
          Non-tax qualified ..............................     13,261     14.380447          190,699       0.79%         (1.44)%
         Dreyfus IP - European Equity Fund:
          Tax qualified ..................................        406      9.303892            3,777       0.95%***     (10.38)%***
          Non-tax qualified ..............................        244      9.303892            2,270       0.95%***     (10.38)%***
         Dreyfus Growth & Income Fund:
          Tax qualified ..................................     20,216     14.135425          285,762       0.83%         (4.55)%
          Non-tax qualified ..............................     12,170     14.135425          172,028       0.83%         (4.55)%
         Fidelity VIP - Equity-Income Portfolio:
         Initial Class:
          Tax qualified ..................................     38,193     19.419912          741,705       0.75%           7.56%
          Non-tax qualified ..............................     40,805     19.419912          792,430       0.75%           7.56%
         Fidelity VIP - Growth Portfolio: Initial Class:
          Tax qualified ..................................     89,323     22.392690        2,000,182       0.90%        (11.69)%
          Non-tax qualified ..............................     86,605     22.392690        1,939,319       0.90%        (11.69)%
         Fidelity VIP - High Income Portfolio:
         Initial Class:
          Tax qualified ..................................     15,306     10.500592          160,722       0.97%        (23.09)%
          Non-tax qualified ..............................     12,129     10.500592          127,362       0.97%        (23.09)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Overseas Portfolio: Initial Class:
        Tax qualified ....................................      2,646     16.548211           43,787       0.98%        (19.75)%
        Non-tax qualified ................................      7,448     16.548211          123,251       0.98%        (19.75)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................     13,978     17.180905          240,155       0.83%         (4.69)%
         Non-tax qualified ...............................     11,077     17.180905          190,313       0.83%         (4.69)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
        Tax qualified ....................................     24,811     22.269742          552,535       0.83%         (7.37)%
        Non-tax qualified ................................     33,274     22.269742          741,003       0.83%         (7.37)%
       Fidelity VIP - Growth Opportunites Portfolio:
       Initial Class:
         Tax qualified ...................................      8,140     11.527669           93,835       0.90%        (17.73)%
         Non-tax qualified ...............................      5,830     11.527669           67,206       0.90%        (17.73)%
       Janus AS - Janus Capital Appreciation
       Portfolio -
       Service Shares:
         Tax qualified ...................................     13,455      7.891321          106,178       1.01%***     (31.44)%***
         Non-tax qualified ...............................     14,977      7.891321          118,188       1.01%***     (31.44)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................      5,438      6.742806           36,667       0.88%***     (48.56)%***
         Non-tax qualified ...............................      7,506      6.742806           50,612       0.88%***     (48.56)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................      9,879      7.909644           78,139       0.98%***     (31.16)%***
         Non-tax qualified ...............................      4,855      7.909644           38,401       0.98%***     (31.16)%***
       Morgan Stanley: UIF - Emerging Markets
       Portfolio:
        Tax qualified ....................................         50      9.908126              495       0.97%          10.50%
        Non-tax qualified ................................      2,898      9.908126           28,714       0.97%          10.50%
       Morgan Stanley: UIF - U.S. Real Estate
       Portfolio:
        Tax qualified ....................................      3,268     19.005972           62,112       0.79%***       14.61%***
        Non-tax qualified ................................     11,329     19.005972          215,319       0.79%***       14.61%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     82,781     17.464509        1,445,730       0.83%        (27.12)%
        Non-tax qualified ................................     74,751     17.464509        1,305,490       0.83%        (27.12)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Tax qualified ...................................         56      8.695426              487       0.92%***     (52.36)%***
         Non-tax qualified ...............................        446      8.695426            3,878       0.92%***     (52.36)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     10,490      6.005928           63,002       0.87%***    (160.31)%***
         Non-tax qualified ...............................      2,848      6.005928           17,105       0.87%***    (160.31)%***
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     31,941     13.391210          427,729       0.65%          11.64%
        Non-tax qualified ................................     23,216     13.391210          310,890       0.65%          11.64%
       Nationwide SAT - Growth Focus Fund - Turner:
        Tax qualified ....................................      1,595      6.331960           10,099       0.69%***    (147.23)%***
        Non-tax qualified ................................      1,830      6.331960           11,587       0.69%***    (147.23)%***



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Nationwide SAT -
         International Growth Fund - Gartmore:
           Tax qualified .................................      1,153      9.231861           10,644       0.80%***     (30.83)%***
           Non-tax qualified .............................      1,012      9.231861            9,343       0.80%***     (30.83)%***
         Nationwide SAT - Mid Cap Index Fund:
           Tax qualified .................................      5,677     10.461354           59,389       0.81%***        6.88%***
           Non-tax qualified .............................     14,892     10.461354          155,790       0.81%***        6.88%***
         Nationwide SAT - Money Market Fund:
           Tax qualified .................................     71,489     12.534525          896,081       0.61%           5.18%
           Non-tax qualified .............................     87,331     12.534525        1,094,653       0.61%           5.18%
         Nationwide SAT - Multi Sector Bond Fund:
           Tax qualified .................................        199     10.437264            2,077       0.67%***        6.52%***
           Non-tax qualified .............................      1,103     10.437264           11,512       0.67%***        6.52%***
         Nationwide SAT -
         Nationwide Small Cap Growth Fund:
           Tax qualified .................................      3,082      8.076075           24,890       0.72%***     (28.68)%***
           Non-tax qualified .............................      4,800      8.076075           38,765       0.72%***     (28.68)%***
         Nationwide SAT -
         Nationwide Small Cap Value Fund:
           Tax qualified .................................     12,937     11.971815          154,879       0.75%          10.31%
           Non-tax qualified .............................     11,281     11.971815          135,054       0.75%          10.31%
         Nationwide SAT -
         Nationwide Small Company Fund:
           Tax qualified .................................     29,130     25.030655          729,143       0.89%           8.08%
           Non-tax qualified .............................     44,875     25.030655        1,123,251       0.89%           8.08%
         Nationwide SAT - Strong Mid Cap Growth Fund
         (formerly Nationwide SAT -
         Strategic Growth Fund):
           Tax qualified .................................      9,431      8.107860           76,465       0.61%***     (28.21)%***
           Non-tax qualified .............................      4,302      8.107860           34,880       0.61%***     (28.21)%***
         Nationwide SAT - Total Return Fund:
           Tax qualified .................................    143,328     19.661262        2,818,009       0.81%         (2.90)%
           Non-tax qualified .............................    174,821     19.661262        3,437,201       0.81%         (2.90)%
         Neuberger Berman AMT - Growth Portfolio:
           Tax qualified .................................     26,009     20.701572          538,427       1.11%        (12.36)%
           Non-tax qualified .............................     21,949     20.701572          454,379       1.11%        (12.36)%
         Neuberger Berman AMT - Guardian Portfolio:
           Tax qualified .................................      3,018     10.653724           32,153       0.79%           0.33%
           Non-tax qualified .............................      3,605     10.653724           38,407       0.79%           0.33%
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
           Tax qualified .................................      2,258     12.317349           27,813       1.04%           5.93%
           Non-tax qualified .............................      2,882     12.317349           35,499       1.04%           5.93%
         Neuberger Berman AMT - Partners Portfolio:
           Tax qualified .................................     16,627     19.456831          323,509       0.79%         (0.10)%
           Non-tax qualified .............................     18,252     19.456831          355,126       0.79%         (0.10)%
         Oppenheimer Aggressive Growth Fund / VA:
           Tax qualified .................................      8,351      7.782700           64,993       0.62%***     (33.06)%***
           Non-tax qualified .............................     21,224      7.782700          165,180       0.62%***     (33.06)%***
         Oppenheimer Bond Fund / VA:
           Tax qualified .................................     10,242     12.626152          129,317       0.86%           5.25%
           Non-tax qualified .............................      3,457     12.626152           43,649       0.86%           5.25%

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Oppenheimer - Capital Appreciation Fund / VA:
           Tax qualified .................................     38,527     17.882542          688,961       0.96%         (1.02)%
           Non-tax qualified .............................     15,157     17.882542          271,046       0.96%         (1.02)%
         Oppenheimer Global Securities Fund / VA:
           Tax qualified .................................     16,869     26.559166          448,027       0.98%           4.25%
           Non-tax qualified .............................     12,618     26.559166          335,124       0.98%           4.25%
         Oppenheimer Main Street Growth &
         Income Fund / VA:
           Tax qualified .................................      1,733      9.006560           15,608       0.84%***     (14.81)%***
           Non-tax qualified .............................      1,028      9.006560            9,259       0.84%***     (14.81)%***
         Oppenheimer - Multiple Strategies Fund / VA:
           Tax qualified .................................     15,411     17.005691          262,075       0.84%           5.59%
           Non-tax qualified .............................      8,578     17.005691          145,875       0.84%           5.59%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     21,643     24.560714          531,568       0.83%           5.75%
           Non-tax qualified .............................     23,063     24.560714          566,444       0.83%           5.75%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................      1,101     13.287371           14,629       0.82%           3.56%
           Non-tax qualified .............................      3,243     13.287371           43,091       0.82%           3.56%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      4,658     10.060255           46,861       1.08%        (40.01)%
           Non-tax qualified .............................      1,824     10.060255           18,350       1.08%        (40.01)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................          9     10.797955               97       1.30%           1.06%
           Non-tax qualified .............................        193     10.797955            2,084       1.30%           1.06%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................     11,475      6.617049           75,931       1.06%        (42.33)%
           Non-tax qualified .............................      5,376      6.617049           35,573       1.06%        (42.33)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      4,488     11.477209           51,510       0.84%          10.52%
           Non-tax qualified .............................      8,311     11.477209           95,387       0.84%          10.52%
         Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio:
           Tax qualified .................................      1,128     15.749145           17,765       0.97%        (19.58)%
           Non-tax qualified .............................      3,850     15.749145           60,634       0.97%        (19.58)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      4,592     12.818931           58,865       0.90%        (26.49)%
           Non-tax qualified .............................      3,288     12.818931           42,149       0.90%        (26.49)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      9,393     18.987355          178,348       1.01%        (18.77)%
           Non-tax qualified .............................     33,986     18.987355          645,304       1.01%        (18.77)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  1,952,463     17.896947       34,943,127       1.31%         (4.01)%
           Non-tax qualified .............................  2,711,332     17.896947       48,524,565       1.31%         (4.01)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  2,788,976     19.368910       54,019,425       1.72%           7.52%
         Non-tax qualified ...............................  4,266,550     19.368910       82,638,423       1.72%           7.52%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,613,539     11.096215       17,904,176       1.56%        (11.86)%
         Non-tax qualified ...............................  1,805,363     11.096215       20,032,696       1.56%        (11.86)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  3,165,936     21.291032       67,406,045       1.57%        (17.98)%
         Non-tax qualified ...............................  5,036,520     21.291032      107,232,708       1.57%        (17.98)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,587,322     14.840550       23,556,732       1.13%          16.50%
         Non-tax qualified ...............................  2,108,623     14.840550       31,293,125       1.13%          16.50%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  2,279,737     29.250748       66,684,012       1.53%        (12.27)%
         Non-tax qualified ...............................  3,023,600     29.250748       88,442,562       1.53%        (12.27)%
       Dreyfus Stock Index Fund:
         Tax qualified ................................... 12,548,148     28.859118      362,128,484       1.44%        (10.54)%
         Non-tax qualified ............................... 17,690,366     28.859118      510,528,360       1.44%        (10.54)%
       Dreyfus VIF - Appreciation Fund:
         Tax qualified ...................................  1,862,754     14.081974       26,231,253       1.19%         (2.03)%
         Non-tax qualified ...............................  2,941,971     14.081974       41,428,759       1.19%         (2.03)%
       Dreyfus IP - European Equity Fund:
         Tax qualified ...................................     46,325      9.266641          429,277       1.61%***     (10.93)%***
         Non-tax qualified ...............................     67,466      9.266641          625,183       1.61%***     (10.93)%***
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ...................................  1,453,526     13.795345       20,051,893       1.53%         (5.12)%
         Non-tax qualified ...............................  2,081,021     13.795345       28,708,403       1.53%         (5.12)%
       Fidelity VIP - Equity-Income Portfolio:
       Initial Class:
         Tax qualified ................................... 14,349,481     25.167929      361,146,719       1.30%           6.91%
         Non-tax qualified ............................... 20,704,608     25.167929      521,092,104       1.30%           6.91%
       Fidelity VIP - Growth Portfolio:
       Intitial Class:
         Tax qualified ................................... 14,086,008     30.318476      427,066,295       1.53%        (12.22)%
         Non-tax qualified ............................... 20,681,785     30.318476      627,040,202       1.53%        (12.22)%
       Fidelity VIP - High Income Portfolio:
       Initial Class:
         Tax qualified ...................................  5,909,895     11.743457       69,402,598       1.41%        (23.55)%
         Non-tax qualified ...............................  9,663,029     11.743457      113,477,366       1.41%        (23.55)%
       Fidelity VIP - Overseas Portfolio:
       Initial Class:
         Tax qualified ...................................  2,905,310     17.446546       50,687,625       1.44%        (20.24)%
         Non-tax qualified ...............................  5,002,138     17.446546       87,270,031       1.44%        (20.24)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................  5,947,714     17.466478      103,885,616       1.41%         (5.27)%
         Non-tax qualified ...............................  7,753,971     17.466478      135,434,564       1.41%         (5.27)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
         Tax qualified ................................... 11,057,706     23.421775      258,991,102       1.43%         (7.92)%
         Non-tax qualified ............................... 15,927,008     23.421775      373,038,798       1.43%         (7.92)%


                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            UNIT           CONTRACT                        TOTAL
                                                              UNITS      FAIR VALUE    OWNERS' EQUITY      EXPENSES*     RETURN**
                                                           -----------   ----------    --------------      ---------     --------
       Fidelity VIP III -
       Growth Opportunites Portfolio: Initial Class:
         Tax qualified ...................................  1,985,828     11.288277       22,416,577       1.37%        (18.22)%
         Non-tax qualified ...............................  3,518,504     11.288277       39,717,848       1.37%        (18.22)%
       Janus AS - Capital Appreciation Portfolio -
       Service Shares:
         Tax qualified ...................................  2,055,724      7.859711       16,157,397       1.54%***     (31.91)%***
         Non-tax qualified ...............................  2,459,903      7.859711       19,334,127       1.54%***     (31.91)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................  1,531,118      6.715762       10,282,624       1.64%***     (48.96)%***
         Non-tax qualified ...............................  1,940,112      6.715762       13,029,330       1.64%***     (48.96)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................  1,135,755      7.877947        8,947,418       1.47%***     (31.64)%***
         Non-tax qualified ...............................  1,531,638      7.877947       12,066,163       1.47%***     (31.64)%***
       Morgan Stanley: UIF -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    172,763      9.702263        1,676,192       1.39%           9.84%
         Non-tax qualified ...............................    367,199      9.702263        3,562,661       1.39%           9.84%
       Morgan Stanley: UIF - U.S. Real Estate Portfolio:
         Tax qualified ...................................  1,320,846     18.720543       24,726,954       1.35%***       12.49%***
         Non-tax qualified ...............................  2,110,653     18.720543       39,512,570       1.35%***       12.49%***
       Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ...................................  2,316,111     20.166998       46,709,006       1.38%        (27.56)%
         Non-tax qualified ...............................  3,270,275     20.166998       65,951,629       1.38%        (27.56)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Non-tax qualified ...............................      1,097      8.682706            9,525       1.26%***     (52.87)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     35,651      5.997100          213,803       1.38%***    (160.67)%***
         Non-tax qualified ...............................     48,873      5.997100          293,096       1.38%***    (160.67)%***
       Nationwide SAT - Government Bond Fund:
         Tax qualified ...................................  4,412,441     14.172885       62,537,019       1.26%          10.97%
         Non-tax qualified ...............................  6,317,265     14.172885       89,533,870       1.26%          10.97%
       Nationwide SAT - Growth Focus Fund - Turner:
         Tax qualified ...................................     30,892      6.322639          195,319       1.28%***    (147.60)%***
         Non-tax qualified ...............................     92,237      6.322639          583,181       1.28%***    (147.60)%***
       Nationwide SAT - Mid Cap Index Fund:
         Tax qualified ...................................    703,403     10.419496        7,329,105       1.11%***        6.25%***
         Non-tax qualified ...............................    942,720     10.419496        9,822,667       1.11%***        6.25%***
       Nationwide SAT - Money Market Fund:
         Tax qualified ................................... 11,598,809     12.892122      149,533,261       1.29%           4.55%
         Non-tax qualified ............................... 18,940,219     12.892122      244,179,614       1.29%           4.55%
       Nationwide SAT - Multi Sector Bond Fund:
         Tax qualified ...................................    151,356     10.395492        1,573,420       1.22%***        5.90%***
         Non-tax qualified ...............................    268,604     10.395492        2,792,271       1.22%***        5.90%***
       Nationwide SAT -
       Nationwide Small Cap Growth Fund:
         Tax qualified ...................................    223,867      8.043683        1,800,715       1.43%***     (29.17)%***
         Non-tax qualified ...............................    264,522      8.043683        2,127,731       1.43%***     (29.17)%***


                                                                            UNIT           CONTRACT                      TOTAL
                                                             UNITS       FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                          -----------    -----------    --------------    ---------    ---------
       Nationwide SAT -
       Nationwide Small Cap Value Fund:
         Tax qualified ...................................  1,927,603     11.779985       22,707,134       1.39%           9.65%
         Non-tax qualified ...............................  2,232,949     11.779985       26,304,106       1.39%           9.65%
       Nationwide SAT -
       Nationwide Small Company Fund:
         Tax qualified ...................................  3,162,882     24.276609       76,784,050       1.53%           7.38%
         Non-tax qualified ...............................  4,239,987     24.276609      102,932,507       1.53%           7.38%
       Nationwide SAT - Strong Mid Cap Growth Fund
       (formerly Nationwide SAT -
       Strategic Growth Fund):
         Tax qualified ...................................  1,194,800      8.075362        9,648,443       1.45%***     (28.69)%***
         Non-tax qualified ...............................  1,808,643      8.075362       14,605,447       1.45%***     (28.69)%***
       Nationwide SAT - Total Return Fund:
         Tax qualified ...................................  6,863,248     23.254233      159,599,568       1.38%         (3.48)%
         Non-tax qualified ...............................  8,870,225     23.254233      206,270,279       1.38%         (3.48)%
       Neuberger Berman AMT - Growth Portfolio:
         Tax qualified ...................................  2,711,397     24.745323       67,094,395       1.88%        (12.89)%
         Non-tax qualified ...............................  4,173,278     24.745323      103,269,112       1.88%        (12.89)%
       Neuberger Berman AMT - Guardian Portfolio:
         Tax qualified ...................................    768,842     10.483042        8,059,803       1.32%         (0.28)%
         Non-tax qualified ...............................    978,305     10.483042       10,255,612       1.32%         (0.28)%
       Neuberger Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,507,863     12.660223       19,089,882       1.29%           5.30%
         Non-tax qualified ...............................  2,424,663     12.660223       30,696,774       1.29%           5.30%
       Neuberger Berman AMT - Partners Portfolio:
         Tax qualified ...................................  3,498,216     24.063356       84,178,817       1.34%         (0.70)%
         Non-tax qualified ...............................  5,394,834     24.063356      129,817,811       1.34%         (0.70)%
       Oppenheimer Aggressive Growth Fund / VA:
         Tax qualified ...................................  2,437,897      7.751499       18,897,356       1.64%***     (33.52)%***
         Non-tax qualified ...............................  3,358,300      7.751499       26,031,859       1.64%***     (33.52)%***
       Oppenheimer - Bond Fund / VA:
         Tax qualified ...................................  4,040,508     13.370250       54,022,602       1.36%           4.62%
         Non-tax qualified ...............................  6,036,593     13.370250       80,710,758       1.36%           4.62%
       Oppenheimer - Capital Appreciation Fund / VA:
         Tax qualified ...................................  4,132,039     17.511311       72,357,420       1.68%         (1.62)%
         Non-tax qualified ...............................  5,130,769     17.511311       89,846,492       1.68%         (1.62)%
       Oppenheimer - Global Securities Fund / VA:
         Tax qualified ...................................  5,884,090     26.766747      157,497,948       1.53%           3.63%
         Non-tax qualified ...............................  8,413,225     26.766747      225,194,665       1.53%           3.63%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
          Tax qualified ..................................    302,742      8.970506        2,715,749       1.24%***     (15.35)%***
          Non-tax qualified ..............................    449,881      8.970506        4,035,660       1.24%***     (15.35)%***
       Oppenheimer - Multiple Strategies Fund / VA:
          Tax qualified ..................................  3,047,720     18.837595       57,411,715       1.40%           4.96%
          Non-tax qualified ..............................  3,795,766     18.837595       71,503,103       1.40%           4.96%
       Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................  4,225,440     29.902010      126,349,149       1.43%           5.11%
          Non-tax qualified ..............................  5,843,793     29.902010      174,741,157       1.43%           5.11%
       Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................  1,078,175     16.540572       17,833,631       1.47%           2.94%
          Non-tax qualified ..............................  1,649,586     16.540572       27,285,096       1.47%           2.94%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Strong VIF - Strong International Stock Fund II:
         Tax qualified ...................................    848,836      9.805769        8,323,490       1.55%        (40.37)%
         Non-tax qualified ...............................  1,266,463      9.805769       12,418,644       1.55%        (40.37)%
       Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ...................................    880,951     11.883303       10,468,608       1.31%           0.45%
         Non-tax qualified ...............................  1,477,238     11.883303       17,554,467       1.31%           0.45%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,200,769      6.457670        7,754,170       1.46%        (42.68)%
         Non-tax qualified ...............................  1,942,056      6.457670       12,541,157       1.46%        (42.68)%
       Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ...................................    547,919     11.529334        6,317,141       1.41%           9.85%
         Non-tax qualified ...............................  1,025,798     11.529334       11,826,768       1.41%           9.85%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
         Tax qualified ...................................    411,688     15.370073        6,327,675       1.43%        (20.07)%
         Non-tax qualified ...............................    582,049     15.370073        8,946,136       1.43%        (20.07)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  2,575,298     12.787120       32,930,645       1.43%        (26.93)%
         Non-tax qualified ...............................  4,711,997     12.787120       60,252,871       1.43%        (26.93)%
       Warburg Pincus Trust -
       Small Company Growth Portfolio:
         Tax qualified ...................................  2,949,822     20.515433       60,516,876       1.35%        (19.25)%
         Non-tax qualified ...............................  4,901,749     20.515433      100,561,503       1.35%        (19.25)%
                                                            =========     =========
       Reserve for annuity contracts in payout phase:
         Tax qualified ...................................                                 4,536,482
         Non-tax qualified ...............................                                14,828,156
                                                                                     ---------------
                                                                                     $19,090,847,996
                                                                                     ===============


     The following is a summary for 1999:
      The BEST OF AMERICA(R) contracts:
       American Century VP -
       American Century VP Balanced:
         Tax qualified ...................................  2,993,387    $20.288854      $60,732,392       1.29%         8.63%
         Non-tax qualified ...............................  2,262,657     20.288854       45,906,718       1.29%         8.63%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,817,273     35.454211      170,792,613       1.10%        62.39%
         Non-tax qualified ...............................  3,045,420     35.454211      107,972,963       1.10%        62.39%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,943,758     12.610627       24,512,007       1.42%        16.49%
         Non-tax qualified ...............................  1,542,249     12.610627       19,448,727       1.42%        16.49%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,788,991     26.102697      125,005,581       1.12%        61.92%
         Non-tax qualified ...............................  3,629,927     26.102697       94,750,885       1.12%        61.92%

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Value:
         Tax qualified ..................................   1,174,368     12.777944       15,006,009       1.52%        (2.14)%
         Non-tax qualified ..............................     817,538     12.777944       10,446,455       1.52%        (2.14)%
       American VI Series - Growth Fund:
         Tax qualified ..................................     329,837     65.428997       21,580,904       1.24%         55.58%
         Non-tax qualified ..............................     305,636     65.428997       19,997,457       1.24%         55.58%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ..................................      52,930     26.601827        1,408,035       1.35%          4.42%
         Non-tax qualified ..............................      25,649     26.601827          682,310       1.35%          4.42%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
         Tax qualified ..................................     107,804     20.644287        2,225,537       1.34%        (1.82)%
         Non-tax qualified ..............................      61,401     20.644287        1,267,580       1.34%        (1.82)%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ..................................   4,030,454     35.410022      142,718,465       1.31%         28.39%
         Non-tax qualified ..............................   1,978,560     35.410022       70,060,853       1.31%         28.39%
       Dreyfus Stock Index Fund:
         Tax qualified ..................................  17,799,123     32.559249      579,526,078       1.34%         19.04%
         Non-tax qualified ..............................  11,325,336     32.559249      368,744,435       1.34%         19.04%
       Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..................................   3,922,324     14.410358       56,522,093       1.43%         10.01%
         Non-tax qualified ..............................   3,038,562     14.410358       43,786,766       1.43%         10.01%
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................   1,570,276     14.584456       22,901,621       1.25%         15.37%
         Non-tax qualified ..............................     868,629     14.584456       12,668,481       1.25%         15.37%
       Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..................................  19,571,229     41.001029      802,440,528       1.34%          4.95%
         Non-tax qualified ..............................  13,729,592     41.001029      562,927,400       1.34%          4.95%
       Fidelity VIP - Growth Portfolio:
         Tax qualified ..................................  17,654,023     87.627336    1,546,975,005       1.28%         35.65%
         Non-tax qualified ..............................  10,898,528     87.627336      955,008,975       1.28%         35.65%
       Fidelity VIP - High Income Portfolio:
         Tax qualified ..................................   5,005,619     28.744305      143,883,039       1.36%          6.75%
         Non-tax qualified ..............................   4,973,296     28.744305      142,953,937       1.36%          6.75%
       Fidelity VIP - Overseas Portfolio:
         Tax qualified ..................................   9,748,843     28.588402      278,703,843       1.19%         40.77%
         Non-tax qualified ..............................   7,678,932     28.588402      219,528,395       1.19%         40.77%
       Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..................................  15,977,617     30.281181      483,821,112       1.29%          9.65%
         Non-tax qualified ..............................   8,956,320     30.281181      271,207,947       1.29%          9.65%
       Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..................................  17,065,996     25.553458      436,095,212       1.30%         22.64%
         Non-tax qualified ..............................  11,175,042     25.553458      285,560,966       1.30%         22.64%
       Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified ..................................   3,449,404     13.838158       47,733,398       1.41%          2.92%
         Non-tax qualified ..............................   2,173,640     13.838158       30,079,174       1.41%          2.92%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ..................................     288,028      8.855527        2,550,640       1.33%         27.70%
         Non-tax qualified ..............................     248,251      8.855527        2,198,393       1.33%         27.70%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................  5,806,110      31.511115     182,957,000        1.34%          2.92%
        Non-tax qualified ...............................  4,182,646      31.511115     131,799,839        1.34%          2.92%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ...................................  3,473,447      33.975979     118,013,762        1.32%        (3.62)%
        Non-tax qualified ...............................  2,665,502      33.886230      90,323,814        1.32%        (3.62)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ................................... 14,904,403      24.724254     368,500,245        1.31%          3.49%
        Non-tax qualified ............................... 13,973,502      24.724254     345,484,413        1.31%          3.49%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ...................................  1,353,503      10.761293      14,565,442        1.61%         26.18%
        Non-tax qualified ...............................  1,205,250      10.761293      12,970,048        1.61%         26.18%
       Nationwide SAT - Small Company Fund:
        Tax qualified ...................................  4,271,874      22.704085      96,988,990        1.08%         42.15%
        Non-tax qualified ...............................  2,440,861      22.704085      55,417,516        1.08%         42.15%
       Nationwide SAT - Total Return Fund:
        Tax qualified ...................................  4,059,346      98.542231     400,017,011        1.33%          5.55%
        Non-tax qualified ...............................  2,763,449      96.004702     265,304,098        1.33%          5.55%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ...................................  4,044,236      64.133277     259,370,108        1.06%         48.44%
        Non-tax qualified ...............................  2,742,557      64.133277     175,889,168        1.06%         48.44%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ...................................  1,353,607      10.529949      14,253,413        1.62%         13.44%
        Non-tax qualified ...............................    853,290      10.529949       8,985,100        1.62%         13.44%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ...................................  2,335,659      18.256157      42,640,157        1.31%          0.16%
        Non-tax qualified ...............................  2,158,879      18.256157      39,412,834        1.31%          0.16%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ...................................  5,884,748      24.366392     143,390,077        1.28%          5.97%
        Non-tax qualified ...............................  3,370,801      24.366392      82,134,259        1.28%          5.97%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ...................................  3,880,174      19.177103      74,410,496        1.33%        (2.80)%
        Non-tax qualified ...............................  3,059,336      19.177103      58,669,202        1.33%        (2.80)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ...................................  9,268,259      28.241523     261,749,750        1.12%         56.43%
        Non-tax qualified ...............................  5,359,593      28.241523     151,363,069        1.12%         56.43%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ...................................  3,453,476      17.844166      61,624,399        1.41%         39.82%
        Non-tax qualified ...............................  2,323,662      17.844166      41,463,810        1.41%         39.82%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ...................................  3,877,701      24.251858      94,041,454        1.29%         10.35%
        Non-tax qualified ...............................  2,651,955      24.251858      64,314,836        1.29%         10.35%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ...................................  9,527,297      38.936728     370,961,772        1.27%         33.16%
        Non-tax qualified ...............................  5,774,365      38.936728     224,834,879        1.27%         33.16%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ...................................  2,501,155      19.472227      48,703,058        1.14%          3.72%
        Non-tax qualified ...............................  1,756,743      19.472227      34,207,698        1.14%          3.72%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................  1,564,106     16.513647       25,829,094       1.13%         84.77%
          Non-tax qualified ..............................  1,447,666     16.513647       23,906,245       1.13%         84.77%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................  1,308,320     14.942949       19,550,159       1.29%        (9.02)%
          Non-tax qualified ..............................  1,204,939     14.942949       18,005,342       1.29%        (9.02)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................  4,194,956     11.300054       47,403,229       1.06%         97.69%
          Non-tax qualified ..............................  3,528,130     11.300054       39,868,060       1.06%         97.69%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................  1,664,942     12.830391       21,361,857       1.42%         19.43%
          Non-tax qualified ..............................  1,580,973     12.830391       20,284,502       1.42%         19.43%
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................  1,634,204     14.892896       24,338,030       1.26%        (4.63)%
          Non-tax qualified ..............................  1,515,882     14.892896       22,575,873       1.26%        (4.63)%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................  4,185,969     17.579480       73,587,158       1.11%         51.44%
          Non-tax qualified ..............................  3,074,281     17.579480       54,044,261       1.11%         51.44%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................    731,811     19.288213       14,115,326       1.17%         61.38%
          Non-tax qualified ..............................    644,703     19.288213       12,435,169       1.17%         61.38%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................  5,376,375     25.523630      137,224,606       1.37%         66.88%
          Non-tax qualified ..............................  3,969,098     25.523630      101,305,789       1.37%         66.88%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................     14,335     16.380267          234,811       0.80%          9.18%
          Non-tax qualified ..............................      7,824     16.380267          128,159       0.80%          9.18%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................      8,735     14.255724          124,524       0.71%         63.21%
          Non-tax qualified ..............................     11,822     14.255724          168,531       0.71%         63.21%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................      1,026     12.717310           13,048       1.10%         17.08%
          Non-tax qualified ..............................      4,483     12.717310           57,012       1.10%         17.08%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................      4,359     26.516535          115,586       0.69%         62.73%
          Non-tax qualified ..............................     13,690     26.516535          363,011       0.69%         62.73%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................      1,152     12.974490           14,947       0.83%        (1.64)%
          Non-tax qualified ..............................      9,794     12.974490          127,072       0.83%        (1.64)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................     22,160     26.214069          580,904       0.63%        29.04%
        Non-tax qualified ................................     22,246     26.214069          583,158       0.63%        29.04%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................     74,500     25.799667        1,922,075       0.80%        19.64%
        Non-tax qualified ................................     68,798     25.799667        1,774,965       0.80%        19.64%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     12,082     14.590853          176,287       0.83%        10.56%
        Non-tax qualified ................................     18,270     14.590853          266,575       0.83%        10.56%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     16,572     14.808738          245,410       0.74%        15.95%
        Non-tax qualified ................................     14,293     14.808738          211,661       0.74%        15.95%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................     43,344     18.055454          782,596       0.78%         5.48%
        Non-tax qualified ................................     51,700     18.055454          933,467       0.78%         5.48%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     82,625     25.356659        2,095,094       0.75%        36.34%
        Non-tax qualified ................................     81,025     25.356659        2,054,523       0.75%        36.34%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     14,864     13.653329          202,943       0.77%         7.29%
        Non-tax qualified ................................     17,568     13.653329          239,862       0.77%         7.29%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................      2,104     20.621533           43,388       0.53%        41.49%
        Non-tax qualified ................................      7,979     20.621533          164,539       0.53%        41.49%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................     12,271     18.026981          221,209       0.84%        10.20%
        Non-tax qualified ................................     13,357     18.026981          240,786       0.84%        10.20%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     23,709     24.040622          569,979       0.71%        23.26%
        Non-tax qualified ................................     34,729     24.040622          834,907       0.71%        23.26%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      7,053     14.011528           98,823       0.84%         3.44%
        Non-tax qualified ................................      9,281     14.011528          130,041       0.84%         3.44%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      8.966597              448       0.84%        28.34%
        Non-tax qualified ................................        133      8.966597            1,193       0.84%        28.34%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    104,816     23.962791        2,511,684       0.85%         3.44%
        Non-tax qualified ................................     88,233     23.962791        2,114,309       0.85%         3.44%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     29,229     11.994653          350,592       0.94%       (3.13)%
        Non-tax qualified ................................     14,829     11.994653          177,869       0.94%       (3.13)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................    134,873     11.916889        1,607,267       0.85%         4.01%
        Non-tax qualified ................................    126,746     11.916889        1,510,418       0.85%         4.01%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................      2,089     10.852397           22,671       0.98%        26.81%
        Non-tax qualified ................................      7,843     10.852397           85,115       0.98%        26.81%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     19,469     23.169876          451,094       0.68%        42.80%
        Non-tax qualified ................................     39,060     23.169876          905,015       0.68%        42.80%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    177,942     20.248322        3,603,027       0.84%         6.09%
        Non-tax qualified ................................    167,513     20.248322        3,391,857       0.84%         6.09%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      9,923     23.621161          234,393       0.65%        49.19%
        Non-tax qualified ................................     13,920     23.621161          328,807       0.65%        49.19%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      2,542     10.619078           26,994       1.14%        14.01%
        Non-tax qualified ................................      5,246     10.619078           55,708       1.14%        14.01%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,305     11.627287           26,801       0.83%         0.67%
        Non-tax qualified ................................      2,858     11.627287           33,231       0.83%         0.67%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     22,673     19.476219          441,584       0.81%         6.51%
        Non-tax qualified ................................     22,752     19.476219          443,123       0.81%         6.51%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      5,049     11.996138           60,569       0.95%       (2.31)%
        Non-tax qualified ................................     17,880     11.996138          214,491       0.95%       (2.31)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      8,666     25.475921          220,774       0.67%        57.22%
        Non-tax qualified ................................      6,769     25.475921          172,447       0.67%        57.22%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     19,261     18.067674          348,001       0.69%        40.52%
        Non-tax qualified ................................     10,498     18.067674          189,674       0.69%        40.52%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................      9,461     16.105297          152,372       0.73%        10.90%
        Non-tax qualified ................................     10,611     16.105297          170,893       0.73%        10.90%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................     18,413     23.278533          428,628       0.77%        33.83%
        Non-tax qualified ................................     17,006     23.278533          395,875       0.77%        33.83%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................        998     12.830259           12,805       0.69%         4.25%
        Non-tax qualified ................................      3,667     12.830259           47,049       0.69%         4.25%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................      6,332     16.768723          106,180       0.59%        85.71%
        Non-tax qualified ................................        826     16.768723           13,851       0.59%        85.71%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................          2     10.685109               21       0.92%       (8.56)%
        Non-tax qualified ................................        850     10.685109            9,082       0.92%       (8.56)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................     13,903     11.473874          159,521       0.91%        98.68%
        Non-tax qualified ................................      6,958     11.473874           79,835       0.91%        98.68%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................        897     10.385200            9,316       0.85%        20.03%
        Non-tax qualified ................................      8,208     10.385200           85,242       0.85%        20.03%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      3,220     14.960757           48,174       0.79%        (4.15)%
           Non-tax qualified .............................      9,782     14.960757          146,346       0.79%        (4.15)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,864     17.437474           67,378       0.68%         52.21%
           Non-tax qualified .............................      3,159     17.437474           55,085       0.68%         52.21%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        595     19.584772           11,653       0.72%         62.19%
           Non-tax qualified .............................      2,315     19.584772           45,339       0.72%         62.19%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      8,591     23.373394          200,801       0.66%         67.73%
           Non-tax qualified .............................     24,173     23.373394          565,005       0.66%         67.73%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,229,877     18.643877       41,573,553       1.41%          8.52%
           Non-tax qualified .............................  3,104,126     18.643877       57,872,943       1.41%          8.52%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,124,515     18.015046       38,273,235       1.16%         62.22%
          Non-tax qualified ..............................  3,403,398     18.015046       61,312,372       1.16%         62.22%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................  1,671,694     12.589315       21,045,482       1.46%         16.37%
          Non-tax qualified ..............................  1,490,691     12.589315       18,766,779       1.46%         16.37%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................  3,535,992     25.959887       91,793,953       1.19%         61.75%
          Non-tax qualified ..............................  5,086,548     25.959887      132,046,211       1.19%         61.75%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................  1,129,610     12.738880       14,389,966       1.58%        (2.24)%
          Non-tax qualified ..............................  1,432,698     12.738880       18,250,968       1.58%        (2.24)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................  2,307,767     33.342555       76,946,848       1.33%         28.26%
          Non-tax qualified ..............................  3,065,919     33.342555      102,225,573       1.33%         28.26%
         Dreyfus Stock Index Fund:
          Tax qualified .................................. 14,668,287     32.260809      473,210,805       1.42%         18.92%
          Non-tax qualified .............................. 20,456,946     32.260809      659,957,660       1.42%         18.92%
         Dreyfus VIF - Capital Appreciation Portfolio:
          Tax qualified ..................................  2,795,489     14.374409       40,183,502       1.51%          9.90%
          Non-tax qualified ..............................  4,202,770     14.374409       60,412,335       1.51%          9.90%
         Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................  1,464,304     14.539855       21,290,768       1.35%         15.25%
          Non-tax qualified ..............................  2,079,004     14.539855       30,228,417       1.35%         15.25%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .................................... 18,744,521     23.541057      441,265,837       1.45%          4.84%
        Non-tax qualified ................................ 26,435,673     23.541057      622,323,685       1.45%          4.84%
       Fidelity VIP - Growth Portfolio:
        Tax qualified .................................... 16,102,523     34.539423      556,171,853       1.37%         35.51%
        Non-tax qualified ................................ 22,795,122     34.539423      787,330,361       1.37%         35.51%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  8,271,114     15.361833      127,059,472       1.44%          6.64%
        Non-tax qualified ................................ 13,454,975     15.361833      206,693,079       1.44%          6.64%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  3,667,413     21.872670       80,216,114       1.30%         40.63%
        Non-tax qualified ................................  5,639,452     21.872670      123,349,873       1.30%         40.63%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  7,152,076     18.437523      131,866,566       1.40%          9.54%
        Non-tax qualified ................................  9,494,041     18.437523      175,046,599       1.40%          9.54%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .................................... 13,246,393     25.437333      336,952,910       1.38%         22.52%
        Non-tax qualified ................................ 18,358,303     25.437333      466,986,267       1.38%         22.52%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................  3,074,953     13.803637       42,445,535       1.51%          2.81%
        Non-tax qualified ................................  4,552,923     13.803637       62,846,896       1.51%          2.81%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    153,956      8.833418        1,359,958       1.50%         27.57%
         Non-tax qualified ...............................    387,856      8.833418        3,426,094       1.50%         27.57%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................  3,732,455     27.838556      103,906,158       1.45%          2.82%
        Non-tax qualified ................................  4,968,186     27.838556      138,307,124       1.45%          2.82%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................  4,980,532     12.771602       63,609,372       1.44%        (3.71)%
        Non-tax qualified ................................  6,771,077     12.771602       86,477,501       1.44%        (3.71)%
       Nationwide SAT - Money Market Fund:
        Tax qualified .................................... 19,142,838     12.331041      236,051,120       1.48%          3.38%
        Non-tax qualified ................................ 28,039,121     12.331041      345,751,551       1.48%          3.38%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................    967,163     10.743114       10,390,342       1.84%         26.05%
        Non-tax qualified ................................  1,274,231     10.743114       13,689,209       1.84%         26.05%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................  3,356,307     22.607920       75,879,120       1.16%         42.01%
        Non-tax qualified ................................  4,099,453     22.607920       92,680,105       1.16%         42.01%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  9,240,684     24.093443      222,639,893       1.44%          5.45%
        Non-tax qualified ................................ 11,092,594     24.093443      267,258,781       1.44%          5.45%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................  2,191,851     28.406340       62,262,465       1.06%         48.29%
        Non-tax qualified ................................  3,249,330     28.406340       92,301,573       1.06%         48.29%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................  1,174,502     10.512151       12,346,542       1.69%         13.32%
        Non-tax qualified ................................  1,148,237     10.512151       12,070,441       1.69%         13.32%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,753,284     12.023258       21,080,186       1.35%          0.06%
         Non-tax qualified ...............................  3,083,884     12.023258       37,078,333       1.35%          0.06%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,926,644     24.233053      119,387,625       1.40%          5.87%
        Non-tax qualified ................................  7,215,015     24.233053      174,841,841       1.40%          5.87%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,920,397     12.779991       62,882,629       1.42%        (2.90)%
        Non-tax qualified ................................  7,205,678     12.779991       92,088,500       1.42%        (2.90)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  6,498,893     25.830374      167,868,837       1.21%         56.27%
        Non-tax qualified ................................  8,973,439     25.830374      231,787,285       1.21%         56.27%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  2,671,309     17.799664       47,548,403       1.31%         39.67%
        Non-tax qualified ................................  3,228,130     17.799664       57,459,629       1.31%         39.67%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  3,468,280     17.948145       62,249,192       1.39%         10.23%
        Non-tax qualified ................................  4,370,474     17.948145       78,441,901       1.39%         10.23%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  4,869,488     28.512432      138,840,945       1.36%         33.02%
        Non-tax qualified ................................  6,478,747     28.512432      184,724,833       1.36%         33.02%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  1,328,451     16.068225       21,345,850       1.22%          3.62%
        Non-tax qualified ................................  1,902,709     16.068225       30,573,156       1.22%          3.62%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,261,581     16.443689       20,745,046       0.98%         84.59%
        Non-tax qualified ................................  1,797,088     16.443689       29,550,756       0.98%         84.59%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................    914,353     11.830291       10,817,062       1.37%        (9.11)%
        Non-tax qualified ................................  1,558,403     11.830291       18,436,361       1.37%        (9.11)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  2,477,889     11.265493       27,914,641       1.18%         97.49%
         Non-tax qualified ...............................  3,263,317     11.265493       36,762,875       1.18%         97.49%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................    716,194     10.495465        7,516,789       1.60%         19.31%
        Non-tax qualified ................................  1,323,974     10.495465       13,895,723       1.60%         19.31%
       Van Kampen LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,198,091     14.825198       32,587,134       1.36%        (4.73)%
         Non-tax qualified ...............................  1,432,926     14.825198       21,243,412       1.36%        (4.73)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  3,168,692     17.499626       55,450,925       1.21%         51.29%
         Non-tax qualified ...............................  5,861,047     17.499626      102,566,130       1.21%         51.29%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    776,179     19.229243       14,925,335       0.91%         61.21%
         Non-tax qualified ...............................    874,495     19.229243       16,815,877       0.91%         61.21%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  3,631,606     25.407601        92,270,396      1.05%        66.72%
            Non-tax qualified ............................  5,844,172     25.407601       148,486,390      1.05%        66.72%
                                                            =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  4,788,357
            Non-tax qualified ............................                                 12,639,950
                                                                                      ---------------
                                                                                      $23,415,344,916
                                                                                      ===============


       The following is a summary for 1998:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,311,879    $18.677491   $    61,857,590      1.30%        14.27%
            Non-tax qualified ............................  2,684,128     18.677491        50,132,777      1.30%        14.27%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  5,691,252     21.832994       124,257,071      1.23%       (3.43)%
            Non-tax qualified ............................  3,199,790     21.832994        69,860,996      1.23%       (3.43)%
          American Century VP -
          American Century VP Income & Growth:
            Tax qualified ................................    851,923     10.825822         9,222,767      1.28%***     12.31%***
            Non-tax qualified ............................  1,195,005     10.825822        12,936,911      1.28%***     12.31%***
          American Century VP -
          American Century VP International:
            Tax qualified ................................  4,804,748     16.121219        77,458,395      1.52%        17.22%
            Non-tax qualified ............................  3,904,415     16.121219        62,943,929      1.52%        17.22%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,289,505     13.057214        16,837,343      1.43%         3.45%
            Non-tax qualified ............................  1,042,979     13.057214        13,618,400      1.43%         3.45%
          American VI Series - Growth Fund:
           Tax qualified .................................    371,663     42.056137        15,630,710      1.27%        33.79%
           Non-tax qualified .............................    368,482     42.056137        15,496,929      1.27%        33.79%
          American VI Series - High-Yield Bond Fund:
           Tax qualified .................................     62,435     25.475118         1,590,539      1.37%       (0.86)%
           Non-tax qualified .............................     38,541     25.475118           981,837      1.37%       (0.86)%
          American VI Series -
          U.S. Government/AAA-Rated Securities Fund:
            Tax qualified ................................    129,959     21.026607         2,732,597      1.28%         6.78%
            Non-tax qualified ............................     81,141     21.026607         1,706,120      1.28%         6.78%
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................  3,208,339     27.580026        88,486,073      1.28%        27.70%
            Non-tax qualified ............................  1,734,954     27.580026        47,850,076      1.28%        27.70%
          Dreyfus Stock Index Fund:
            Tax qualified ................................ 16,760,500     27.352140       458,435,542      1.28%        26.55%
            Non-tax qualified ............................ 11,496,653     27.352140       314,458,062      1.28%        26.55%
          Dreyfus VIF - Capital Appreciation Portfolio:
            Tax qualified ................................  3,218,773     13.099410        42,164,027      1.20%        28.53%
            Non-tax qualified ............................  3,158,512     13.099410        41,374,644      1.20%        28.53%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,530,286    12.641927       19,345,764       1.33%        10.36%
        Non-tax qualified ................................   1,010,647    12.641927       12,776,526       1.33%        10.36%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,119,147    39.068090      903,220,916       1.33%        10.18%
        Non-tax qualified ................................  17,190,931    39.068090      671,616,839       1.33%        10.18%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,532,628    64.597153    1,132,557,853       1.25%        37.68%
        Non-tax qualified ................................  11,328,287    64.597153      731,775,089       1.25%        37.68%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,464,105    26.926873      174,058,134       1.37%       (5.57)%
        Non-tax qualified ................................   6,457,997    26.926873      173,893,665       1.37%       (5.57)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  11,283,013    20.307878      229,134,051       1.35%        11.29%
        Non-tax qualified ................................   9,318,467    20.307878      189,238,291       1.35%        11.29%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  18,785,187    27.616728      518,785,400       1.30%        13.56%
        Non-tax qualified ................................  10,977,395    27.616728      303,159,732       1.30%        13.56%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  15,609,123    20.836167      325,234,294       1.24%        28.29%
        Non-tax qualified ................................  11,340,649    20.836167      236,295,656       1.24%        28.29%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   2,942,745    13.446025       39,568,223       1.41%        23.00%
        Non-tax qualified ................................   2,183,868    13.446025       29,364,344       1.41%        23.00%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     417,556     6.934889        2,895,705       1.34%      (29.31)%
         Non-tax qualified ...............................     283,779     6.934889        1,967,976       1.34%      (29.31)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   6,725,123    30.616503      205,899,749       1.28%        28.28%
        Non-tax qualified ................................   5,812,770    30.616503      177,966,690       1.28%        28.28%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   4,202,514    35.250995      148,142,800       1.31%         7.49%
        Non-tax qualified ................................   3,353,428    35.157882      117,899,426       1.31%         7.49%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,938,889    23.891623      261,347,812       1.37%         3.90%
        Non-tax qualified ................................  12,513,821    23.891623      298,975,494       1.37%         3.90%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     405,997     8.528787        3,462,662       1.11%***   (21.93)%***
        Non-tax qualified ................................     600,393     8.528787        5,120,624       1.11%***   (21.93)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,961,782    15.971964       79,249,403       1.27%       (0.30)%
        Non-tax qualified ................................   3,151,728    15.971964       50,339,286       1.27%       (0.30)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,459,090    93.358149      416,292,389       1.33%        16.54%
        Non-tax qualified ................................   3,296,114    90.954119      299,795,145       1.33%        16.54%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   4,739,527    43.203987      204,766,463       1.25%        14.03%
        Non-tax qualified ................................   3,535,046    43.203987      152,728,081       1.25%        14.03%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................    928,355      9.282422        8,617,383       1.91%***   (10.70)%***
        Non-tax qualified ................................    782,161      9.282422        7,260,348       1.91%***   (10.70)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  3,027,892     18.227259       55,190,172       1.34%         3.03%
         Non-tax qualified ...............................  2,828,271     18.227259       51,551,628       1.34%         3.03%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  7,610,496     22.992724      174,986,034       1.40%         2.85%
        Non-tax qualified ................................  5,337,515     22.992724      122,724,009       1.40%         2.85%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,366,241     19.729274       86,142,765       1.30%         5.41%
        Non-tax qualified ................................  3,654,118     19.729274       72,093,095       1.30%         5.41%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  9,503,851     18.054116      171,583,628       1.33%        12.62%
        Non-tax qualified ................................  5,697,473     18.054116      102,862,838       1.33%        12.62%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  1,553,053     12.762568       19,820,945       1.30%        22.39%
        Non-tax qualified ................................  1,122,440     12.762568       14,325,217       1.30%        22.39%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  4,734,705     21.978211      104,060,346       1.33%         5.27%
        Non-tax qualified ................................  3,383,989     21.978211       74,374,024       1.33%         5.27%
       Strong Opportunity Fund II, Inc.:
        Tax qualified .................................... 10,757,453     29.241637      314,565,536       1.34%        12.07%
        Non-tax qualified ................................  6,829,157     29.241637      199,695,730       1.34%        12.07%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  3,330,945     18.773240       62,532,630       1.26%         5.87%
        Non-tax qualified ................................  2,561,304     18.773240       48,083,975       1.26%         5.87%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,115,317      8.937224        9,967,838       1.33%       (6.02)%
        Non-tax qualified ................................    824,150      8.937224        7,365,613       1.33%       (6.02)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,824,058     16.424717       29,959,636       1.31%        11.29%
        Non-tax qualified ................................  1,736,777     16.424717       28,526,071       1.31%        11.29%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,862,823      5.716175       10,648,222       1.18%      (34.99)%
         Non-tax qualified ...............................  1,394,148      5.716175        7,969,194       1.18%      (34.99)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,976,563     10.743036       21,234,287       1.27%      (31.87)%
        Non-tax qualified ................................  1,953,375     10.743036       20,985,178       1.27%      (31.87)%
       Van Kampen American Capital LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,429,141     15.615675       37,932,676       1.24%      (12.77)%
         Non-tax qualified ...............................  2,423,893     15.615675       37,850,725       1.24%      (12.77)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  4,923,915     11.608185       57,157,716       1.38%         3.98%
         Non-tax qualified ...............................  3,738,519     11.608185       43,397,420       1.38%         3.98%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    531,483     11.952364        6,352,478       1.26%         5.13%
         Non-tax qualified ...............................    448,154     11.952364        5,356,500       1.26%         5.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified ................................   5,715,162     15.294249       87,409,111       1.25%        (4.12)%
           Non-tax qualified ............................   4,595,026     15.294249       70,277,472       1.25%        (4.12)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     10,841     15.003357          162,651       0.77%         14.85%
           Non-tax qualified .............................     12,689     15.003357          190,378       0.77%         14.85%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      6,953      8.734621           60,732       0.75%        (2.94)%
           Non-tax qualified .............................     11,266      8.734621           98,404       0.75%        (2.94)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................        109     10.862433            1,184       0.85%***      12.86%***
           Non-tax qualified .............................      2,432     10.862433           26,417       0.85%***      12.86%***
         American Century VP -
         American Century VP International:
           Tax qualified .................................      4,492     16.294485           73,195       0.94%         17.81%
           Non-tax qualified .............................     11,501     16.294485          187,403       0.94%         17.81%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        997     13.191239           13,152       0.81%          3.97%
           Non-tax qualified .............................     10,800     13.191239          142,465       0.81%          3.97%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     12,450     20.314721          252,918       0.81%         28.35%
           Non-tax qualified .............................      8,800     20.314721          178,770       0.81%         28.35%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     73,693     21.564450        1,589,149       0.77%         27.19%
           Non-tax qualified .............................     57,396     21.564450        1,237,713       0.77%         27.19%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................      8,555     13.196658          112,897       0.65%         29.18%
           Non-tax qualified .............................     11,092     13.196658          146,377       0.65%         29.18%
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     19,404     12.771671          247,822       0.80%         10.92%
           Non-tax qualified .............................     14,677     12.771671          187,450       0.80%         10.92%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     63,894     17.117556        1,093,709       0.83%         10.73%
           Non-tax qualified .............................     58,459     17.117556        1,000,675       0.83%         10.73%
         Fidelity VIP - Growth Portfolio:
           Tax qualified .................................     67,118     18.598337        1,248,283       0.74%         38.37%
           Non-tax qualified .............................     72,186     18.598337        1,342,540       0.74%         38.37%
         Fidelity VIP - High Income Portfolio:
           Tax qualified .................................     20,159     12.725625          256,536       0.78%        (5.09)%
           Non-tax qualified .............................     29,302     12.725625          372,886       0.78%        (5.09)%
         Fidelity VIP - Overseas Portfolio:
           Tax qualified .................................      1,306     14.574887           19,035       1.06%         11.85%
           Non-tax qualified .............................      3,352     14.574887           48,855       1.06%         11.85%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      9,570     16.357953          156,546       0.79%          14.13%
        Non-tax qualified ................................     13,208     16.357953          216,056       0.79%          14.13%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     25,061     19.503885          488,787       0.74%          28.94%
        Non-tax qualified ................................     21,809     19.503885          425,360       0.74%          28.94%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      5,578     13.545866           75,559       0.75%          23.62%
        Non-tax qualified ................................      9,045     13.545866          122,522       0.75%          23.62%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      6.986517              349       0.78%        (28.95)%
        Non-tax qualified ................................        126      6.986517              880       0.78%        (28.95)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     89,909     23.165130        2,082,754       0.82%          28.93%
        Non-tax qualified ................................     83,268     23.165130        1,928,914       0.82%          28.93%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     38,202     12.382040          473,019       0.64%           8.04%
        Non-tax qualified ................................     35,508     12.382040          439,661       0.64%           8.04%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     47,932     11.457526          549,182       0.77%           4.43%
        Non-tax qualified ................................     57,997     11.457526          664,502       0.77%           4.43%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................        672      8.557673            5,751       0.85%***     (21.50)%***
        Non-tax qualified ................................      1,602      8.557673           13,709       0.85%***     (21.50)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     21,106     16.217601          342,289       0.77%           0.20%
        Non-tax qualified ................................     32,785     16.217601          531,694       0.77%           0.20%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    175,958     19.086420        3,358,408       0.80%          17.13%
        Non-tax qualified ................................    165,625     19.086420        3,161,188       0.80%          17.13%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      8,454     15.832511          133,848       0.73%          14.60%
        Non-tax qualified ................................     13,157     15.832511          208,308       0.73%          14.60%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      1,169      9.313837           10,888       0.83%***     (10.23)%***
        Non-tax qualified ................................     10,424      9.313837           97,087       0.83%***     (10.23)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,556     11.550378           29,523       0.81%           3.56%
        Non-tax qualified ................................      6,843     11.550378           79,039       0.81%           3.56%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     27,924     18.285622          510,608       0.91%           3.38%
        Non-tax qualified ................................     25,730     18.285622          470,489       0.91%           3.38%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................     17,438     12.279322          214,127       0.70%           5.95%
        Non-tax qualified ................................     19,590     12.279322          240,552       0.70%           5.95%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      7,037     16.204214          114,029       0.81%          13.19%
        Non-tax qualified ................................      5,896     16.204214           95,540       0.81%          13.19%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................      7,443     12.857366           95,697       1.03%          23.01%
        Non-tax qualified ................................      2,581     12.857366           33,185       1.03%          23.01%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Oppenheimer VAF - Multiple Strategies Fund:
           Tax qualified .................................     14,316     14.521876          207,895       0.75%         5.80%
           Non-tax qualified .............................     16,138     14.521876          234,354       0.75%         5.80%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     19,114     17.394278          332,474       0.91%        12.63%
           Non-tax qualified .............................     19,791     17.394278          344,250       0.91%        12.63%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................        756     12.307345            9,304       0.70%         6.40%
           Non-tax qualified .............................      3,184     12.307345           39,187       0.70%         6.40%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      3,271      9.029694           29,536       0.79%       (5.54)%
           Non-tax qualified .............................        704      9.029694            6,357       0.79%       (5.54)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................      1,169     11.685439           13,660       1.06%        11.85%
           Non-tax qualified .............................      1,060     11.685439           12,387       1.06%        11.85%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................      6,729      5.774938           38,860       0.69%      (34.66)%
           Non-tax qualified .............................      4,464      5.774938           25,779       0.69%      (34.66)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      1,662      8.651833           14,379       0.79%      (31.52)%
           Non-tax qualified .............................      9,030      8.651833           78,126       0.79%      (31.52)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      5,144     15.607765           80,286       0.73%      (12.33)%
           Non-tax qualified .............................     11,844     15.607765          184,858       0.73%      (12.33)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,803     11.456500           43,569       0.86%         4.50%
           Non-tax qualified .............................      3,149     11.456500           36,077       0.86%         4.50%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        411     12.075066            4,963       0.91%         5.66%
           Non-tax qualified .............................      3,383     12.075066           40,850       0.91%         5.66%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................     11,973     13.935312          166,847       0.78%       (3.63)%
           Non-tax qualified .............................     24,274     13.935312          338,266       0.78%       (3.63)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,324,877     17.180551       39,942,668       1.40%        14.15%
           Non-tax qualified .............................  3,259,024     17.180551       55,991,828       1.40%        14.15%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................  2,096,618     11.105046       23,283,039       1.31%       (3.53)%
           Non-tax qualified .............................  2,997,998     11.105046       33,292,906       1.31%       (3.53)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................    660,409     10.818483        7,144,624       1.44%***     12.20%***
           Non-tax qualified .............................    867,235     10.818483        9,382,167       1.44%***     12.20%***


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................    3,867,971    16.049229       62,077,952       1.60%        17.10%
        Non-tax qualified ................................    5,549,022    16.049229       89,057,525       1.60%        17.10%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................    1,368,433    13.030493       17,831,357       1.53%         3.34%
        Non-tax qualified ................................    1,555,893    13.030493       20,274,053       1.53%         3.34%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................    2,233,140    25.996040       58,052,797       1.31%        27.57%
        Non-tax qualified ................................    2,713,732    25.996040       70,546,286       1.31%        27.57%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................   14,729,959    27.128900      399,607,585       1.39%        26.42%
        Non-tax qualified ................................   20,136,222    27.128900      546,273,553       1.39%        26.42%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................    2,552,942    13.079978       33,392,425       1.27%        28.40%
        Non-tax qualified ................................    3,823,437    13.079978       50,010,472       1.27%        28.40%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................    1,631,617    12.616052       20,584,565       1.45%        10.25%
        Non-tax qualified ................................    2,166,223    12.616052       27,329,182       1.45%        10.25%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................   21,218,396    22.453988      476,437,609       1.44%        10.07%
        Non-tax qualified ................................   29,521,717    22.453988      662,880,279       1.44%        10.07%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................   14,762,454    25.487577      376,259,183       1.34%        37.54%
        Non-tax qualified ................................   20,736,972    25.487577      528,535,171       1.34%        37.54%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   10,344,737    14.405141      149,017,395       1.49%       (5.67)%
        Non-tax qualified ................................   16,093,648    14.405141      231,831,269       1.49%       (5.67)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................    4,021,152    15.553060       62,541,218       1.46%        11.17%
        Non-tax qualified ................................    6,251,077    15.553060       97,223,376       1.46%        11.17%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................    8,121,780    16.832250      136,707,831       1.42%        13.44%
        Non-tax qualified ................................   10,607,282    16.832250      178,544,422       1.42%        13.44%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................   13,726,215    20.762500      284,990,539       1.33%        28.16%
        Non-tax qualified ................................   18,136,001    20.762500      376,548,721       1.33%        28.16%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................    2,717,672    13.426082       36,487,687       1.43%        22.87%
        Non-tax qualified ................................    3,950,006    13.426082       53,033,104       1.43%        22.87%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      168,941     6.924574        1,169,844       1.54%      (29.38)%
        Non-tax qualified ................................      389,490     6.924574        2,697,052       1.54%      (29.38)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    4,940,669    27.075632      133,771,736       1.36%        28.15%
        Non-tax qualified ................................    6,517,824    27.075632      176,474,204       1.36%        28.15%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................    5,568,798    13.264325       73,866,347       1.38%         7.38%
        Non-tax qualified ................................    7,612,211    13.264325      100,970,841       1.38%         7.38%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  14,205,644    11.927856      169,442,876       1.57%          3.80%
        Non-tax qualified ................................  20,133,168    11.927856      240,145,529       1.57%          3.80%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     192,359     8.523007        1,639,477       1.39%***    (22.02)%***
        Non-tax qualified ................................     397,547     8.523007        3,388,296       1.39%***    (22.02)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,237,223    15.920417       67,458,357       1.36%        (0.40)%
        Non-tax qualified ................................   5,235,907    15.920417       83,357,823       1.36%        (0.40)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  10,125,826    22.849095      231,365,960       1.45%         16.42%
        Non-tax qualified ................................  12,095,557    22.849095      276,372,531       1.45%         16.42%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,485,942    19.155589       47,619,683       1.32%         13.91%
        Non-tax qualified ................................   4,103,790    19.155589       78,610,515       1.32%         13.91%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................   1,202,225     9.276124       11,151,988       1.61%***    (10.79)%***
        Non-tax qualified ................................   1,155,905     9.276124       10,722,318       1.61%***    (10.79)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,286,137    12.016412       27,471,164       1.41%          2.93%
        Non-tax qualified ................................   3,686,363    12.016412       44,296,857       1.41%          2.93%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   6,708,322    22.890094      153,554,121       1.48%          2.75%
        Non-tax qualified ................................   9,288,228    22.890094      212,608,412       1.48%          2.75%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,838,014    13.161293       76,835,813       1.40%          5.31%
        Non-tax qualified ................................   7,806,181    13.161293      102,739,435       1.40%          5.31%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   7,043,429    16.529444      116,423,965       1.43%         12.51%
        Non-tax qualified ................................   9,123,582    16.529444      150,807,738       1.43%         12.51%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     959,141    12.743636       12,222,944       1.29%         22.27%
        Non-tax qualified ................................   1,331,146    12.743636       16,963,640       1.29%         22.27%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,320,161    16.281980       70,340,775       1.46%          5.16%
        Non-tax qualified ................................   5,100,007    16.281980       83,038,212       1.46%          5.16%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,406,908    21.434632      115,895,083       1.45%         11.95%
        Non-tax qualified ................................   7,229,174    21.434632      154,954,684       1.45%         11.95%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   1,694,881    15.507147       26,282,769       1.35%          5.76%
        Non-tax qualified ................................   2,442,361    15.507147       37,874,051       1.35%          5.76%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................     905,955     8.908351        8,070,565       1.47%        (6.11)%
        Non-tax qualified ................................   1,324,589     8.908351       11,799,904       1.47%        (6.11)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,351,072    13.016609       17,586,376       1.47%         11.18%
        Non-tax qualified ................................   1,789,762    13.016609       23,296,632       1.47%         11.18%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
          Van Eck WIT -
          Worldwide Emerging Markets Fund:
            Tax qualified ................................  1,171,528      5.704452        6,682,925       1.29%        (35.05)%
            Non-tax qualified ............................  1,694,210      5.704452        9,664,540       1.29%        (35.05)%
          Van Eck WIT - Worldwide Hard Assets Fund:
            Tax qualified ................................    870,452      8.796887        7,657,268       1.36%        (31.94)%
            Non-tax qualified ............................  1,571,084      8.796887       13,820,648       1.36%        (31.94)%
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................  3,044,098     15.560452       47,367,541       1.40%        (12.86)%
            Non-tax qualified ............................  2,317,641     15.560452       36,063,542       1.40%        (12.86)%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................  4,110,213     11.567145       47,543,430       1.45%           3.87%
            Non-tax qualified ............................  6,861,319     11.567145       79,365,872       1.45%           3.87%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................    416,468     11.927880        4,967,580       1.43%           5.02%
            Non-tax qualified ............................    458,029     11.927880        5,463,315       1.43%           5.02%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  4,139,966     15.240137       63,093,649       1.36%         (4.21)%
            Non-tax qualified ............................  6,531,391     15.240137       99,539,294       1.36%         (4.21)%
                                                           ==========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                 3,839,879
            Non-tax qualified ............................                                 9,491,453
                                                                                     ---------------
                                                                                     $20,672,674,408
                                                                                     ===============


       The following is a summary for 1997:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,321,528    $16.345418  $    54,291,764       1.33%        14.30%
            Non-tax qualified ............................  2,535,285     16.345418       41,440,293       1.33%        14.30%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  7,405,239     22.608168      167,418,887       1.27%       (4.52)%
            Non-tax qualified ............................  4,340,405     22.608168       98,128,605       1.27%       (4.52)%
          American Century VP -
          American Century VP International:
            Tax qualified ................................  3,513,167     13.753336       48,317,766       1.52%        17.09%
            Non-tax qualified ............................  2,814,767     13.753336       38,712,436       1.52%        17.09%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,153,698     12.621843       14,561,795       1.56%        24.44%
            Non-tax qualified ............................  1,177,685     12.621843       14,864,555       1.56%        24.44%
          American VI Series - Growth Fund:
            Tax qualified ................................    425,839     31.433956       13,385,804       1.32%        28.41%
            Non-tax qualified ............................    417,659     31.433956       13,128,675       1.32%        28.41%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  ----------     --------------    ----------    ---------
       American VI Series - High-Yield Bond Fund:
        Tax qualified ....................................      79,449     25.696356        2,041,550       1.25%        10.95%
        Non-tax qualified ................................      44,445     25.696356        1,142,075       1.25%        10.95%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
        Tax qualified ....................................     146,543     19.690955        2,885,572       1.29%         7.04%
        Non-tax qualified ................................     111,728     19.690955        2,200,031       1.29%         7.04%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   2,568,412     21.597400       55,471,021       1.36%        26.77%
        Non-tax qualified ................................   1,595,569     21.597400       34,460,142       1.36%        26.77%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  12,220,119     21.614298      264,129,294       1.40%        31.23%
        Non-tax qualified ................................   9,791,828     21.614298      211,643,488       1.40%        31.23%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     160,444     10.192063        1,635,255       1.45%***      4.10%***
        Non-tax qualified ................................     195,833     10.192063        1,995,942       1.45%***      4.10%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     948,045     11.455116       10,859,965       1.43%        14.70%
        Non-tax qualified ................................     850,450     11.455116        9,742,003       1.43%        14.70%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,984,214     35.459509      850,468,452       1.32%        26.44%
        Non-tax qualified ................................  19,527,927     35.459509      692,450,703       1.32%        26.44%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,382,123     46.918894      815,549,987       1.31%        21.88%
        Non-tax qualified ................................  11,857,821     46.918894      556,355,847       1.31%        21.88%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,886,178     28.515871      196,365,364       1.26%        16.14%
        Non-tax qualified ................................   8,097,358     28.515871      230,903,216       1.26%        16.14%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  12,793,113     18.248482      233,454,892       1.37%        10.11%
        Non-tax qualified ................................  11,023,038     18.248482      201,153,711       1.37%        10.11%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  20,417,818     24.319958      496,560,476       1.31%        19.08%
        Non-tax qualified ................................  12,420,418     24.319958      302,064,044       1.31%        19.08%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  13,856,940     16.241378      225,055,800       1.33%        22.53%
        Non-tax qualified ................................  11,315,346     16.241378      183,776,812       1.33%        22.53%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................     946,688     10.932125       10,349,312       1.31%***     19.91%***
        Non-tax qualified ................................     861,112     10.932125        9,413,784       1.31%***     19.91%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     172,203      9.810487        1,689,395       1.69%***    (4.05)%***
         Non-tax qualified ...............................     222,098      9.810487        2,178,890       1.69%***    (4.05)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,948,978     23.867569       94,252,505       1.32%        32.75%
        Non-tax qualified ................................   4,139,623     23.867569       98,802,738       1.32%        32.75%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,575,004     32.793820      117,238,038       1.24%         8.24%
        Non-tax qualified ................................   2,848,085     32.707206       93,152,903       1.24%         8.24%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,935,137    22.994005      251,442,595       1.39%         3.89%
        Non-tax qualified ................................  11,155,103    22.994005      256,500,494       1.39%         3.89%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,812,645    16.020642       77,101,663       1.28%        15.82%
        Non-tax qualified ................................   3,793,288    16.020642       60,770,909       1.28%        15.82%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,368,093    80.108117      349,919,705       1.33%        27.75%
        Non-tax qualified ................................   3,538,356    78.045294      276,152,034       1.33%        27.75%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   5,338,769    37.889922      202,285,541       1.33%        27.33%
        Non-tax qualified ................................   4,164,923    37.889922      157,808,608       1.33%        27.33%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   3,398,882    17.690564       60,128,140       1.29%         5.35%
        Non-tax qualified ................................   2,928,007    17.690564       51,798,095       1.29%         5.35%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,980,031    22.354609      178,390,473       1.36%        29.55%
        Non-tax qualified ................................   7,769,569    22.354609      173,685,677       1.36%        29.55%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   4,076,992    18.715948       76,304,770       1.24%         7.83%
        Non-tax qualified ................................   3,420,959    18.715948       64,026,491       1.24%         7.83%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   9,603,574    16.030693      153,951,946       1.39%        20.83%
        Non-tax qualified ................................   6,175,581    16.030693       98,998,843       1.39%        20.83%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     465,695    10.427884        4,856,213       1.27%***      9.14%***
        Non-tax qualified ................................     330,322    10.427884        3,444,559       1.27%***      9.14%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   5,140,468    20.878401      107,324,752       1.31%        15.70%
        Non-tax qualified ................................   4,005,875    20.878401       83,636,265       1.31%        15.70%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  11,262,847    26.092982      293,881,264       1.29%        23.82%
        Non-tax qualified ................................   7,827,155    26.092982      204,233,815       1.29%        23.82%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   3,782,422    17.733129       67,074,177       1.26%         9.94%
        Non-tax qualified ................................   3,017,702    17.733129       53,513,299       1.26%         9.94%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,303,896     9.509278       12,399,110       1.46%      (14.64)%
        Non-tax qualified ................................   1,020,345     9.509278        9,702,744       1.46%      (14.64)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   2,104,195    14.758566       31,054,901       1.26%         1.06%
        Non-tax qualified ................................   2,016,599    14.758566       29,762,109       1.26%         1.06%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   2,421,738     8.792462       21,293,039       1.65%      (12.75)%
        Non-tax qualified ................................   2,018,746     8.792462       17,749,747       1.65%      (12.75)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   2,616,530    15.767781       41,256,872       1.38%       (2.96)%
        Non-tax qualified ................................   2,702,266    15.767781       42,608,738       1.38%       (2.96)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                    TOTAL
                                                              UNITS       FAIR VALUE    OWNERS' EQUITY  EXPENSES*      RETURN**
                                                           ----------    -----------    --------------  ----------    ---------
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................  3,539,264     17.901858       63,359,402       1.31%         19.89%
           Non-tax qualified .............................  4,040,440     17.901858       72,331,383       1.31%         19.89%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................  5,900,906     11.164048       65,877,998       1.49%        (3.53)%
           Non-tax qualified .............................  5,196,387     11.164048       58,012,714       1.49%        (3.53)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................    391,358     11.369600        4,449,584       1.61%         11.86%
           Non-tax qualified .............................    316,378     11.369600        3,597,091       1.61%         11.86%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................  6,148,609     15.950665       98,074,402       1.27%         14.15%
           Non-tax qualified .............................  5,532,845     15.950665       88,252,557       1.27%         14.15%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................      7,706     13.063915          100,671       0.76%         14.88%
           Non-tax qualified .............................      5,382     13.063915           70,310       0.76%         14.88%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      7,635      8.999141           68,708       0.95%        (4.03)%
           Non-tax qualified .............................     11,715      8.999141          105,425       0.95%        (4.03)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................      1,575     13.831167           21,784       0.82%         17.69%
           Non-tax qualified .............................     10,967     13.831167          151,686       0.82%         17.69%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        439     12.687119            5,570       0.83%         25.07%
           Non-tax qualified .............................     10,139     12.687119          128,635       0.83%         25.07%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................      6,260     15.827982           99,083       0.79%         27.41%
           Non-tax qualified .............................      9,564     15.827982          151,379       0.79%         27.41%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     52,598     16.954928          891,795       0.82%         31.89%
           Non-tax qualified .............................     46,692     16.954928          791,659       0.82%         31.89%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................        436     10.216047            4,454       0.72%***       4.61%***
           Non-tax qualified .............................        445     10.216047            4,546       0.72%***       4.61%***
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     21,624     11.514380          248,987       0.54%         15.28%
           Non-tax qualified .............................     13,972     11.514380          160,879       0.54%         15.28%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     53,201     15.458195          822,391       0.79%         27.08%
           Non-tax qualified .............................     47,182     15.458195          729,349       0.79%         27.08%


                                                                            UNIT           CONTRACT                      TOTAL
                                                                UNITS    FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             ----------- -----------   ----------------  ----------    ---------
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     51,572      13.440547         693,156       0.79%        22.49%
        Non-tax qualified ................................     43,269      13.440547         581,559       0.79%        22.49%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     21,865      13.408646         293,180       0.73%        16.73%
        Non-tax qualified ................................     28,876      13.408646         387,188       0.73%        16.73%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................        859      13.030895          11,194       0.79%        10.66%
        Non-tax qualified ................................      5,016      13.030895          65,363       0.79%        10.66%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      8,799      14.332657         126,113       0.73%        19.69%
        Non-tax qualified ................................      7,737      14.332657         110,892       0.73%        19.69%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     22,202      15.126324         335,835       0.78%        23.15%
        Non-tax qualified ................................     21,146      15.126324         319,861       0.78%        23.15%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      1,128      10.957842          12,360       0.90%***     20.46%***
        Non-tax qualified ................................      7,174      10.957842          78,612       0.90%***     20.46%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      2,014       9.833594          19,805       0.69%***    (3.55)%***
        Non-tax qualified ................................      1,055       9.833594          10,374       0.69%***    (3.55)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     41,342      17.967816         742,825       0.81%        33.42%
        Non-tax qualified ................................     30,233      17.967816         543,221       0.81%        33.42%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     12,756      11.460915         146,195       0.62%         8.79%
        Non-tax qualified ................................     20,611      11.460915         236,221       0.62%         8.79%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     39,718      10.971484         435,765       1.05%         4.42%
        Non-tax qualified ................................     33,925      10.971484         372,208       1.05%         4.42%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     28,143      16.185025         455,495       0.82%        16.41%
        Non-tax qualified ................................     53,457      16.185025         865,203       0.82%        16.41%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    154,636      16.295055       2,519,802       0.81%        28.40%
        Non-tax qualified ................................    127,059      16.295055       2,070,433       0.81%        28.40%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................     12,673      13.815173         175,080       0.77%        27.97%
        Non-tax qualified ................................     12,764      13.815173         176,337       0.77%        27.97%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      6,757      11.153775          75,366       0.68%         5.89%
        Non-tax qualified ................................      4,478      11.153775          49,947       0.68%         5.89%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     28,536      17.688563         504,761       0.81%        30.20%
        Non-tax qualified ................................     35,613      17.688563         629,943       0.81%        30.20%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      9,333      11.589929         108,169       0.69%         8.38%
        Non-tax qualified ................................      5,291      11.589929          61,322       0.69%         8.38%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      6,749      14.315651          96,616       0.75%        21.45%
        Non-tax qualified ................................      8,609      14.315651         123,243       0.75%        21.45%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Oppenheimer VAF - Growth Fund:
          Tax qualified ..................................      1,122     10.452434           11,728       0.73%***        9.66%***
          Non-tax qualified ..............................        153     10.452434            1,599       0.73%***        9.66%***
         Oppenheimer VAF - Multiple Strategies Fund:
          Tax qualified ..................................     14,345     13.725672          196,895       0.70%          16.28%
          Non-tax qualified ..............................      9,530     13.725672          130,806       0.70%          16.28%
         Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................     19,338     15.443112          298,639       0.79%          24.45%
          Non-tax qualified ..............................     14,422     15.443112          222,721       0.79%          24.45%
         Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................      1,366     11.566866           15,800       0.70%          10.50%
          Non-tax qualified ..............................      6,228     11.566866           72,038       0.70%          10.50%
         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................      3,580      9.559256           34,222       0.93%        (14.21)%
          Non-tax qualified ..............................      1,291      9.559256           12,341       0.93%        (14.21)%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................        637     10.447140            6,655       0.99%           1.57%
          Non-tax qualified ..............................      1,016     10.447140           10,614       0.99%           1.57%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................     10,818      8.838016           95,610       1.04%        (12.31)%
          Non-tax qualified ..............................      5,579      8.838016           49,307       1.04%        (12.31)%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................      1,428     12.634338           18,042       0.82%         (2.46)%
          Non-tax qualified ..............................      9,072     12.634338          114,619       0.82%         (2.46)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................      6,274     17.802527          111,693       0.77%          20.50%
          Non-tax qualified ..............................     16,279     17.802527          289,807       0.77%          20.50%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................      9,899     10.962668          108,519       0.89%         (3.04)%
          Non-tax qualified ..............................      7,315     10.962668           80,192       0.89%         (3.04)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................        774     11.428435            8,846       1.02%          12.43%
          Non-tax qualified ..............................      2,554     11.428435           29,188       1.02%          12.43%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................     14,575     14.460130          210,756       0.76%          14.72%
          Non-tax qualified ..............................     23,748     14.460130          343,399       0.76%          14.72%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................  2,000,046     15.050621       30,101,934       1.45%          14.19%
          Non-tax qualified ..............................  2,838,431     15.050621       42,720,149       1.45%          14.19%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,614,244     11.511011       30,092,591       1.40%         (4.61)%
          Non-tax qualified ..............................  3,809,872     11.511011       43,855,479       1.40%         (4.61)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................   2,815,042    13.705793       38,582,383       1.57%        16.97%
        Non-tax qualified ................................   4,053,845    13.705793       55,561,160       1.57%        16.97%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................   1,430,623    12.608786       18,038,419       1.17%        24.32%
        Non-tax qualified ................................   1,650,353    12.608786       20,808,948       1.17%        24.32%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   1,955,501    20.377644       39,848,503       1.33%        26.64%
        Non-tax qualified ................................   2,524,371    20.377644       51,440,734       1.33%        26.64%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  11,980,808    21.459607      257,103,431       1.45%        31.10%
        Non-tax qualified ................................  16,840,871    21.459607      361,398,473       1.45%        31.10%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     282,102    10.187254        2,873,845       1.63%***      4.00%***
        Non-tax qualified ................................     346,889    10.187254        3,533,846       1.63%***      4.00%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,288,755    11.443262       14,747,561       1.37%        14.58%
        Non-tax qualified ................................   1,736,408    11.443262       19,870,172       1.37%        14.58%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  21,713,028    20.400657      442,960,037       1.41%        26.32%
        Non-tax qualified ................................  29,805,895    20.400657      608,059,840       1.41%        26.32%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  13,935,642    18.531166      258,243,695       1.42%        21.75%
        Non-tax qualified ................................  19,539,694    18.531166      362,093,313       1.42%        21.75%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  10,404,298    15.270686      158,880,768       1.39%        16.02%
        Non-tax qualified ................................  15,763,691    15.270686      240,722,375       1.39%        16.02%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................   4,225,490    13.990014       59,114,664       1.48%         9.99%
        Non-tax qualified ................................   6,516,303    13.990014       91,163,170       1.48%         9.99%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................   8,255,827    14.837912      122,499,235       1.41%        18.96%
        Non-tax qualified ................................  10,687,021    14.837912      158,573,077       1.41%        18.96%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  12,933,714    16.200355      209,530,758       1.43%        22.40%
        Non-tax qualified ................................  17,222,256    16.200355      279,006,661       1.43%        22.40%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   1,110,975    10.926972       12,139,593       1.39%***     19.80%***
        Non-tax qualified ................................   1,433,477    10.926972       15,663,563       1.39%***     19.80%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................     116,227     9.805852        1,139,705       1.73%***    (4.15)%***
        Non-tax qualified ................................     317,019     9.805852        3,108,641       1.73%***    (4.15)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,473,388    21.128614       73,387,874       1.31%        32.61%
        Non-tax qualified ................................   4,537,489    21.128614       95,870,854       1.31%        32.61%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,380,799    12.352251       41,760,478       1.68%         8.13%
        Non-tax qualified ................................   3,808,969    12.352251       47,049,341       1.68%         8.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  11,607,724    11.491365      133,388,593       1.60%         3.79%
        Non-tax qualified ................................  17,151,671    11.491365      197,096,112       1.60%         3.79%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,030,537    15.985143       64,428,710       1.33%        15.71%
        Non-tax qualified ................................   5,436,630    15.985143       86,905,308       1.33%        15.71%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   9,306,942    19.626064      182,658,639       1.40%        27.62%
        Non-tax qualified ................................  11,239,856    19.626064      220,594,133       1.40%        27.62%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,761,902    16.816500       46,445,525       1.42%        27.20%
        Non-tax qualified ................................   4,175,280    16.816500       70,213,596       1.42%        27.20%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,638,749    11.674415       30,805,851       1.41%         5.25%
        Non-tax qualified ................................   3,901,992    11.674415       45,553,474       1.41%         5.25%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,939,693    22.277405      176,875,757       1.41%        29.41%
        Non-tax qualified ................................  11,091,380    22.277405      247,087,164       1.41%        29.41%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,296,817    12.497968       66,199,449       1.32%         7.72%
        Non-tax qualified ................................   6,726,718    12.497968       84,070,306       1.32%         7.72%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   6,984,145    14.691771      102,609,459       1.47%        20.71%
        Non-tax qualified ................................   9,087,704    14.691771      133,514,466       1.47%        20.71%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     291,665    10.422959        3,040,012       1.20%***      9.03%***
        Non-tax qualified ................................     463,976    10.422959        4,836,003       1.20%***      9.03%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,408,475    15.482895       68,255,956       1.41%        15.58%
        Non-tax qualified ................................   5,254,667    15.482895       81,357,457       1.41%        15.58%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,827,943    19.146013      111,581,872       1.40%        23.70%
        Non-tax qualified ................................   8,020,904    19.146013      153,568,332       1.40%        23.70%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   2,014,470    14.662845       29,537,861       1.34%         9.83%
        Non-tax qualified ................................   3,067,461    14.662845       44,977,705       1.34%         9.83%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,239,246     9.488178       11,758,187       1.63%      (14.73)%
        Non-tax qualified ................................   1,662,615     9.488178       15,775,187       1.63%      (14.73)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,224,872    11.708039       14,340,849       1.37%         0.95%
        Non-tax qualified ................................   1,881,869    11.708039       22,032,996       1.37%         0.95%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   1,951,581     8.783348       17,141,415       1.53%      (12.84)%
        Non-tax qualified ................................   2,439,264     8.783348       21,424,905       1.53%      (12.84)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   1,258,548    12.924490       16,266,091       1.56%       (3.06)%
        Non-tax qualified ................................   2,082,493    12.924490       26,915,160       1.56%       (3.06)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................   3,169,047     17.856659       56,588,592       1.43%        19.77%
            Non-tax qualified ............................   4,254,738     17.856659       75,975,406       1.43%        19.77%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................   5,873,960     11.135857       65,411,579       1.57%        (3.63)%
            Non-tax qualified ............................   8,729,469     11.135857       97,210,118       1.57%        (3.63)%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................     267,447     11.357831        3,037,618       1.49%        11.75%
            Non-tax qualified ............................     313,129     11.357831        3,556,466       1.49%        11.75%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................   4,888,419     15.910364       77,776,526       1.40%        14.03%
            Non-tax qualified ............................   7,458,638     15.910364      118,669,646       1.40%        14.03%
                                                             =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  3,165,730
            Non-tax qualified ............................                                  4,436,449
                                                                                          -----------
                                                                                      $17,849,801,427
                                                                                      ===============


       The following is a summary for 1996:

        The BEST OF AMERICA(R) Nationwide Insurance
        Enterprise Annuity contracts:
          The Dreyfus VIF - Growth and Income Portfolio:
            Non-tax qualified ............................        100    $ 9.988028   $          999       1.66%***     (4.86)%***
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................      3,819     12.423035           47,444       1.31%         20.26%
            Non-tax qualified ............................      4,955     12.423035           61,556       1.31%         20.26%
          Dreyfus Stock Index Fund:
            Tax qualified ................................     21,527     12.854891          276,727       1.26%         21.55%
            Non-tax qualified ............................     17,543     12.854891          225,513       1.26%         21.55%
          Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ................................     38,049     12.163794          462,820       1.35%         13.36%
            Non-tax qualified ............................     26,246     12.163794          319,251       1.35%         13.36%
          Fidelity VIP - Growth Portfolio:
            Tax qualified ................................     38,429     10.972453          421,660       1.37%         13.78%
            Non-tax qualified ............................     35,425     10.972453          388,699       1.37%         13.78%
          Fidelity VIP - High Income Portfolio:
            Tax qualified ................................     13,647     11.487324          156,768       1.26%         13.12%
            Non-tax qualified ............................     18,821     11.487324          216,203       1.26%         13.12%
          Fidelity VIP - Overseas Portfolio:
            Tax qualified ................................        511     11.775309            6,017       1.36%         12.31%
            Non-tax qualified ............................      3,662     11.775309           43,121       1.36%         12.31%
          Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ................................      6,477     11.975202           77,563       1.33%         13.68%
            Non-tax qualified ............................      1,925     11.975202           23,052       1.33%         13.68%
          Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ................................     14,615     12.282942          179,515       1.26%         20.33%
            Non-tax qualified ............................     12,689     12.282942          155,858       1.26%         20.33%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................      12,286    13.467403          165,461       1.24%        25.13%
        Non-tax qualified ................................      16,971    13.467403          228,555       1.24%        25.13%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................       5,170    10.534938           54,466       1.30%         2.65%
        Non-tax qualified ................................      16,048    10.534938          169,065       1.30%         2.65%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................      32,496    10.507347          341,447       1.49%         4.27%
        Non-tax qualified ................................      33,761    10.507347          354,739       1.49%         4.27%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................      13,231    13.903343          183,955       1.15%        21.84%
        Non-tax qualified ................................      31,720    13.903343          441,014       1.15%        21.84%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................      49,402    12.691338          626,977       1.29%        20.86%
        Non-tax qualified ................................      65,856    12.691338          835,801       1.29%        20.86%
       Neuberger & Berman - Growth Portfolio:
        Tax qualified ....................................       6,941    10.795282           74,930       1.36%         8.26%
        Non-tax qualified ................................       7,119    10.795282           76,852       1.36%         8.26%
       Neuberger & Berman -
       Limited Maturity Bond Fund:
         Tax qualified ...................................       1,473    10.533549           15,516       1.37%         3.47%
         Non-tax qualified ...............................       2,542    10.533549           26,776       1.37%         3.47%
       Neuberger & Berman - Partners Portfolio:
        Tax qualified ....................................      11,527    13.585552          156,601       1.23%        28.53%
        Non-tax qualified ................................      19,721    13.585552          267,921       1.23%        28.53%
       Oppenheimer - Bond Fund:
        Tax qualified ....................................       5,191    10.693801           55,512       1.34%         3.95%
        Non-tax qualified ................................       2,496    10.693801           26,692       1.34%         3.95%
       Oppenheimer - Global Securities Fund:
        Tax qualified ....................................       1,508    11.787738           17,776       1.34%        16.85%
        Non-tax qualified ................................       4,650    11.787738           54,813       1.34%        16.85%
       Oppenheimer - Multiple Strategies Fund:
        Tax qualified ....................................       4,469    11.803522           52,750       1.32%        14.57%
        Non-tax qualified ................................       4,093    11.803522           48,312       1.32%        14.57%
       Strong Special Fund II, Inc.:
        Tax qualified ....................................       7,847    12.408965           97,373       1.36%        17.20%
        Non-tax qualified ................................       8,283    12.408965          102,783       1.36%        17.20%
       Strong VIP - Strong Discovery Fund II, Inc.:
        Tax qualified ....................................         897    10.467953            9,390       1.31%         0.00%
        Non-tax qualified ................................       5,000    10.467953           52,340       1.31%         0.00%
       Strong VIP -
       Strong International Stock Fund II, Inc.:
         Tax qualified ...................................       3,313    11.142737           36,916       1.69%         9.49%
         Non-tax qualified ...............................       2,222    11.142737           24,759       1.69%         9.49%
       TCI Portfolios - TCI Balanced:
        Tax qualified ....................................       5,362    11.371689           60,975       1.37%        11.31%
        Non-tax qualified ................................       1,084    11.371689           12,327       1.37%        11.31%
       TCI Portfolios - TCI Growth:
        Tax qualified ....................................       7,475     9.377268           70,095       1.40%       (5.09)%
        Non-tax qualified ................................      10,548     9.377268           98,911       1.40%       (5.09)%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         TCI Portfolios - TCI International:
          Tax qualified ..................................         365    11.752593            4,290       1.40%        13.49%
          Non-tax qualified ..............................       9,164    11.752593          107,701       1.40%        13.49%
         TCI Portfolios - TCI Value:
          Non-tax qualified ..............................         109    10.143681            1,106       1.33%***     58.31%***
         Van Eck - Gold and Natural Resources Fund:
          Tax qualified ..................................       1,121    12.953621           14,521       1.51%        17.12%
          Non-tax qualified ..............................       8,904    12.953621          115,339       1.51%        17.12%
         Van Eck - Worldwide Bond Fund:
          Tax qualified ..................................         683    10.285816            7,025       1.31%         1.70%
          Non-tax qualified ..............................         181    10.285816            1,862       1.31%         1.70%
         Van Eck - Worldwide Emerging Markets Fund:
          Non-tax qualified ..............................         151    10.078944            1,522       1.75%***     32.04%***
         Van Kampen American Capital LIT -
         Real Estate Securities Fund:
          Tax qualified ..................................       3,666    14.773661           54,160       1.55%        39.40%
          Non-tax qualified ..............................      10,037    14.773661          148,283       1.55%        39.40%
         Warburg Pincus - International Equity Portfolio:
          Tax qualified ..................................       6,990    11.306243           79,031       1.74%         9.10%
          Non-tax qualified ..............................       7,213    11.306243           81,552       1.74%         9.10%
         Warburg Pincus - Post Venture Capital Portfolio:
          Non-tax qualified ..............................          74    10.164891              752       1.39%***     66.92%***
         Warburg Pincus -
         Small Company Growth Portfolio:
          Tax qualified ..................................      11,253    12.604244          141,836       1.59%        12.99%
          Non-tax qualified ..............................      26,142    12.604244          329,500       1.59%        12.99%

       The BEST OF AMERICA(R) contracts:
         American VI Series - Growth Fund:
          Tax qualified ..................................     486,423    24.479182       11,907,237       1.19%        11.88%
          Non-tax qualified ..............................     471,250    24.479182       11,535,815       1.19%        11.88%
         American VI Series - High-Yield Bond Fund:
          Tax qualified ..................................      74,769    23.160826        1,731,712       1.45%        11.73%
          Non-tax qualified ..............................      53,096    23.160826        1,229,747       1.45%        11.73%
         American VI Series -
         U.S. Government/AAA-Rated Securities Fund:
          Tax qualified ..................................     183,087    18.395431        3,367,964       1.43%         1.76%
          Non-tax qualified ..............................     149,634    18.395431        2,752,582       1.43%         1.76%
         The Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................      15,022     9.986925          150,024       1.39%***    (5.31)%***
          Non-tax qualified ..............................       2,643     9.986925           26,395       1.39%***    (5.31)%***
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................   1,552,615    17.037112       26,452,076       1.31%        19.65%
          Non-tax qualified ..............................   1,190,421    17.037112       20,281,336       1.31%        19.65%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................   7,592,255    16.470432      125,047,720       1.26%        20.94%
          Non-tax qualified ..............................   6,210,747    16.470432      102,293,686       1.26%        20.94%
         Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ..................................  23,565,494    28.043676      660,863,079       1.35%        12.79%
          Non-tax qualified ..............................  20,058,276    28.043676      562,507,793       1.35%        12.79%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   17,849,804    38.497038      687,164,583       1.37%        13.21%
       Non-tax qualified ................................   13,715,597    38.497038      528,009,859       1.37%        13.21%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    7,274,256    24.553550      178,608,808       1.26%        12.54%
       Non-tax qualified ................................    8,722,126    24.553550      214,159,157       1.26%        12.54%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................   13,781,464    16.573676      228,409,519       1.36%        11.74%
       Non-tax qualified ................................   12,840,712    16.573676      212,817,800       1.36%        11.74%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................   21,570,235    20.422622      440,520,756       1.33%        13.11%
       Non-tax qualified ................................   13,822,886    20.422622      282,299,576       1.33%        13.11%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................   10,594,586    13.255157      140,432,901       1.26%        19.72%
       Non-tax qualified ................................    9,866,842    13.255157      130,786,540       1.26%        19.72%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    2,288,355    17.979967       41,144,547       1.24%        24.49%
       Non-tax qualified ................................    2,612,175    17.979967       46,966,820       1.24%        24.49%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    3,938,276    30.296925      119,317,653       1.30%         2.13%
       Non-tax qualified ................................    3,184,368    30.216906       96,221,749       1.30%         2.13%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................    9,766,503    22.132823      216,160,282       1.49%         3.74%
       Non-tax qualified ................................   10,963,993    22.132823      242,664,116       1.49%         3.74%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    3,071,120    13.831813       42,479,158       1.15%        21.22%
       Non-tax qualified ................................    3,061,699    13.831813       42,348,848       1.15%        21.22%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    3,546,292    62.707634      222,379,581       1.29%        20.25%
       Non-tax qualified ................................    3,148,253    61.092889      192,335,871       1.29%        20.25%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    5,597,573    29.757359      166,568,989       1.36%         7.71%
       Non-tax qualified ................................    4,702,904    29.757359      139,946,003       1.36%         7.71%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    3,722,398    16.791470       62,504,534       1.37%         2.94%
       Non-tax qualified ................................    3,388,267    16.791470       56,893,984       1.37%         2.94%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    5,383,558    17.256151       92,899,490       1.23%        27.88%
       Non-tax qualified ................................    5,392,259    17.256151       93,049,636       1.23%        27.88%
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,808,030    17.356310       66,093,349       1.34%         3.43%
       Non-tax qualified ................................    3,276,566    17.356310       56,869,095       1.34%         3.43%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    7,895,779    13.266755      104,751,366       1.34%        16.26%
       Non-tax qualified ................................    5,355,527    13.266755       71,050,465       1.34%        16.26%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    4,869,534    18.045475       87,873,054       1.32%        13.99%
       Non-tax qualified ................................    3,811,559    18.045475       68,781,393       1.32%        13.99%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Strong Special Fund II, Inc.:
         Tax qualified ..................................   11,342,542    21.072564      239,016,442       1.36%        16.61%
         Non-tax qualified ..............................    8,634,564    21.072564      181,952,403       1.36%        16.61%
        Strong VIP - Strong Discovery Fund II, Inc.:
         Tax qualified ..................................    4,502,456    16.129688       72,623,211       1.31%       (0.51)%
         Non-tax qualified ..............................    3,833,429    16.129688       61,832,014       1.31%       (0.51)%
        Strong VIP -
        Strong International Stock Fund II, Inc.:
         Tax qualified ..................................    1,788,555    11.140682       19,925,722       1.69%         8.94%
         Non-tax qualified ..............................    1,660,749    11.140682       18,501,876       1.69%         8.94%
        TCI Portfolios - TCI Balanced:
         Tax qualified ..................................    3,254,121    14.300170       46,534,484       1.37%        10.74%
         Non-tax qualified ..............................    2,577,277    14.300170       36,855,499       1.37%        10.74%
        TCI Portfolios - TCI Growth:
         Tax qualified ..................................    9,324,052    23.677551      220,770,717       1.40%       (5.57)%
         Non-tax qualified ..............................    6,231,979    23.677551      147,558,001       1.40%       (5.57)%
        TCI Portfolios - TCI International:
         Tax qualified ..................................    2,194,705    11.745639       25,778,213       1.40%        12.91%
         Non-tax qualified ..............................    1,758,586    11.745639       20,655,716       1.40%        12.91%
        TCI Portfolios - TCI Value:
         Tax qualified ..................................       12,933    10.142565          131,174       0.99%***     57.86%***
         Non-tax qualified ..............................       77,276    10.142565          783,777       0.99%***     57.86%***
        Van Eck - Gold and Natural Resources Fund:
         Tax qualified ..................................    3,151,393    16.248199       51,204,461       1.51%        16.52%
         Non-tax qualified ..............................    3,558,069    16.248199       57,812,213       1.51%        16.52%
        Van Eck - Worldwide Bond Fund:
         Tax qualified ..................................    2,627,198    14.604281       38,368,338       1.31%         1.18%
         Non-tax qualified ..............................    2,639,292    14.604281       38,544,962       1.31%         1.18%
        Van Eck - Worldwide Emerging Markets Fund:
         Tax qualified ..................................      271,881    10.077830        2,739,970       1.65%***     31.59%***
         Non-tax qualified ..............................      239,183    10.077830        2,410,446       1.65%***     31.59%***
        Van Kampen American Capital LIT -
        Real Estate Securities Fund:
         Tax qualified ..................................    2,491,780    14.931303       37,205,522       1.26%        38.70%
         Non-tax qualified ..............................    3,554,657    14.931303       53,075,661       1.26%        38.70%
        Warburg Pincus -
        International Equity Portfolio:
         Tax qualified ..................................    5,551,036    11.572294       64,238,221       1.74%         8.55%
         Non-tax qualified ..............................    5,736,148    11.572294       66,380,391       1.74%         8.55%
        Warburg Pincus - Post Venture Capital Portfolio:
         Tax qualified ..................................      205,349    10.163772        2,087,120       1.55%***     66.46%***
         Non-tax qualified ..............................      198,784    10.163772        2,020,395       1.55%***     66.46%***
        Warburg Pincus -
        Small Company Growth Portfolio:
         Tax qualified ..................................    4,899,073    13.973889       68,459,102       1.59%        12.42%
         Non-tax qualified ..............................    4,810,067    13.973889       67,215,342       1.59%        12.42%

      The BEST OF AMERICA(R)
      America's Vision Annuity(SM) contracts:
        The Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................        1,683     9.986704           16,808       1.39%***    (5.40)%***
         Non-tax qualified ..............................        1,403     9.986704           14,011       1.39%***    (5.40)%***



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
       Tax qualified ....................................      863,844    16.091197       13,900,284       1.31%        19.52%
       Non-tax qualified ................................    1,278,742    16.091197       20,576,489       1.31%        19.52%
      Dreyfus Stock Index Fund:
       Tax qualified ....................................    5,666,553    16.369120       92,756,486       1.26%        20.81%
       Non-tax qualified ................................    8,243,399    16.369120      134,937,187       1.26%        20.81%
      Fidelity VIP - Equity-Income Portfolio:
       Tax qualified ....................................   16,618,114    16.150507      268,390,966       1.35%        12.68%
       Non-tax qualified ................................   22,169,855    16.150507      358,054,398       1.35%        12.68%
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   12,013,122    15.220265      182,842,900       1.37%        13.09%
       Non-tax qualified ................................   17,297,852    15.220265      263,277,891       1.37%        13.09%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    8,108,419    13.162137      106,724,122       1.26%        12.43%
       Non-tax qualified ................................   11,738,433    13.162137      154,502,863       1.26%        12.43%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................    3,807,002    12.718928       48,420,984       1.36%        11.62%
       Non-tax qualified ................................    5,707,057    12.718928       72,587,647       1.36%        11.62%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................    6,899,163    12.472730       86,051,397       1.33%        12.99%
       Non-tax qualified ................................    9,363,900    12.472730      116,793,396       1.33%        12.99%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................    8,168,270    13.235075      108,107,666       1.26%        19.60%
       Non-tax qualified ................................   11,178,146    13.235075      147,943,601       1.26%        19.60%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    1,424,586    15.932775       22,697,608       1.24%        24.37%
       Non-tax qualified ................................    1,750,256    15.932775       27,886,435       1.24%        24.37%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    2,626,441    11.423331       30,002,705       1.30%         2.03%
       Non-tax qualified ................................    3,145,104    11.423331       35,927,564       1.30%         2.03%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................   12,748,020    11.072205      141,148,691       1.49%         3.64%
       Non-tax qualified ................................   18,836,301    11.072205      208,559,386       1.49%         3.64%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    2,079,253    13.815158       28,725,209       1.15%        21.10%
       Non-tax qualified ................................    3,209,131    13.815158       44,334,652       1.15%        21.10%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    4,698,191    15.378605       72,251,624       1.29%        20.13%
       Non-tax qualified ................................    6,080,735    15.378605       93,513,222       1.29%        20.13%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    1,819,563    13.220449       24,055,440       1.36%         7.60%
       Non-tax qualified ................................    3,383,799    13.220449       44,735,342       1.36%         7.60%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    2,722,579    11.092313       30,199,698       1.37%         2.84%
       Non-tax qualified ................................    4,876,119    11.092313       54,087,438       1.37%         2.84%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    3,997,138    17.213970       68,806,614       1.23%        27.75%
       Non-tax qualified ................................    5,741,323    17.213970       98,830,962       1.23%        27.75%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,583,135    11.601791       41,570,783       1.34%         3.32%
       Non-tax qualified ................................    4,341,063    11.601791       50,364,106       1.34%         3.32%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    4,661,410    12.171005       56,734,044       1.34%        16.14%
       Non-tax qualified ................................    6,079,421    12.171005       73,992,663       1.34%        16.14%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    2,607,467    13.395639       34,928,687       1.32%        13.87%
       Non-tax qualified ................................    3,408,601    13.395639       45,660,388       1.32%        13.87%
      Strong Special Fund II, Inc.:
       Tax qualified ....................................    5,059,293    15.477893       78,307,196       1.36%        16.49%
       Non-tax qualified ................................    6,638,439    15.477893      102,749,049       1.36%        16.49%
      Strong VIP - Strong Discovery Fund II, Inc.:
       Tax qualified ....................................    2,193,936    13.350547       29,290,246       1.31%       (0.61)%
       Non-tax qualified ................................    3,358,454    13.350547       44,837,198       1.31%       (0.61)%
      Strong VIP -
      Strong International Stock Fund II, Inc.:
       Tax qualified ....................................    1,170,883    11.127252       13,028,710       1.69%         8.83%
       Non-tax qualified ................................    1,645,592    11.127252       18,310,917       1.69%         8.83%
      TCI Portfolios - TCI Balanced:
       Tax qualified ....................................    1,516,835    13.180739       19,993,006       1.37%        10.63%
       Non-tax qualified ................................    2,144,874    13.180739       28,271,024       1.37%        10.63%
      TCI Portfolios - TCI Growth:
       Tax qualified ....................................    2,639,035    12.067726       31,847,151       1.40%       (5.67)%
       Non-tax qualified ................................    4,282,747    12.067726       51,683,017       1.40%       (5.67)%
      TCI Portfolios - TCI International:
       Tax qualified ....................................    1,434,727    11.716901       16,810,554       1.40%        12.80%
       Non-tax qualified ................................    2,170,866    11.716901       25,435,822       1.40%        12.80%
      TCI Portfolios - TCI Value:
       Tax qualified ....................................        4,681    10.142340           47,476       1.01%***     57.77%***
       Non-tax qualified ................................       10,752    10.142340          109,050       1.01%***     57.77%***
      Van Eck - Gold and Natural Resources Fund:
       Tax qualified ....................................    1,203,386    13.331794       16,043,294       1.51%        16.40%
       Non-tax qualified ................................    1,997,123    13.331794       26,625,232       1.51%        16.40%
      Van Eck - Worldwide Bond Fund:
       Tax qualified ....................................    1,142,334    11.597396       13,248,100       1.31%         1.08%
       Non-tax qualified ................................    1,639,285    11.597396       19,011,437       1.31%         1.08%
      Van Eck - Worldwide Emerging Markets Fund:
       Tax qualified ....................................      343,730    10.077608        3,463,976       1.74%***     31.50%***
       Non-tax qualified ................................      353,687    10.077608        3,564,319       1.74%***     31.50%***
      Van Kampen American Capital LIT -
      Real Estate Securities Fund:
       Tax qualified ....................................    1,646,291    14.908696       24,544,052       1.35%        38.56%
       Non-tax qualified ................................    2,361,457    14.908696       35,206,245       1.35%        38.56%
      Warburg Pincus - International Equity Portfolio:
       Tax qualified ....................................    4,575,313    11.554772       52,866,699       1.74%         8.44%
       Non-tax qualified ................................    7,026,060    11.554772       81,184,521       1.74%         8.44%
      Warburg Pincus - Post Venture Capital Portfolio:
       Tax qualified ....................................      258,812    10.163549        2,630,448       1.67%***     66.37%***
       Non-tax qualified ................................      266,629    10.163549        2,709,897       1.67%***     66.37%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Warburg Pincus -
      Small Company Growth Portfolio:
        Tax qualified ...................................    3,578,020    13.952718       49,923,104       1.59%        12.31%
        Non-tax qualified ...............................    5,095,747    13.952718       71,099,521       1.59%        12.31%
                                                            ==========    =========
      Reserves for annuity contracts in payout phase:
        Tax qualified ...................................                                  2,554,123
        Non-tax qualified ...............................                                  2,710,327
                                                                                     ---------------
                                                                                     $12,929,349,155
                                                                                     ===============


  *This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 **This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

***Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

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